                                           1933 Act File No. 2-89028
                                           1940 Act File No. 811-3947

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X

    Pre-Effective Amendment No.     ..........................

    Post-Effective Amendment No.   41   ......................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X

    Amendment No.   32   .....................................        X

             FEDERATED U.S. GOVERNMENT SECURITIES FUND:  1-3 YEARS
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                              1001 Liberty Avenue
                           Federated Investors Tower
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 X   immediately upon filing pursuant to paragraph (b)
____ on _____________________pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
    on                   pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:        Matthew G. Maloney, Esquire
                  Dickstein Shapiro LLP
                  1825 Eye Street, N.W.
                  Washington, D.C.  20006

Federated
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

PROSPECTUS


April 30, 2007


INSTITUTIONAL SHARES

A mutual fund seeking to provide current income by investing primarily in a portfolio of short-term obligations of the U.S. government and its agencies and instrumentalities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 9

What are the Specific Risks of Investing in the Fund? 13

What Do Shares Cost? 15

How is the Fund Sold? 17

Payments to Financial Intermediaries 17

How to Purchase Shares 19

How to Redeem and Exchange Shares 21

Account and Share Information 24

Who Manages the Fund? 27

Legal Proceedings 28

Financial Information 29

Appendix A: Hypothetical Investment and Expense Information 31

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund's overall strategy is to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities with maturities of not less than one year and not more than three years, and related derivative contracts. The Fund buys and sells portfolio securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of an index composed of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.


The Fund intends to invest in securities issued or guaranteed by government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. Such GSE securities are those issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. Such GSEs, however, are supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are backed by the full faith and credit of the United States. Such GSE securities include those issued or guaranteed by the Department of Housing and Urban Development Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSE securities include those issued or guaranteed by Federal Farm Credit Banks.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise, which may result in a decrease in the value of Fund Shares.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus or the Fund's Statement of Additional Information, such as interest rate, credit, liquidity and leverage risks.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.


The Fund's Institutional Shares are sold without a sales charge (load) .The total returns shown in the bar chart above are based upon net asset value.


The Fund's Institutional Shares total return for the three-month period from January 1, 2007 to March 31, 2007 was 1. 44%.


Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 2.81% (quarter ended September 30, 1998). Its lowest quarterly return was (0.96)% (quarter ended June 30, 2004).

Average Annual Total Return Table


Return Before Taxes is shown. In addition, Return After Taxes is shown for Fund's Institutional Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), 1 a broad-based market index, and the Lipper Short U.S. Government Funds Average (LSUSGFA), which is an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and averages are unmanaged, and it is not possible to invest directly in an index or an average. Lipper averages represent the average of the total returns reported by all mutual funds as designated by Lipper, Inc. as falling into the respective categories indicated.


(For the Periods Ended December 31, 2006)


	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	 3.96%	 2.33%	 4.09%
Return After Taxes on Distributions [2]	 2.35%	 1.27%	 2.52%
Return After Taxes on Distributions and Sale of Fund Shares [2]	 2.55%	 1.36%	 2.52%
 ML1-3T	 3.96%	 2.82%	 4.69%
LSUSGFA	 3.86%	 2.60%	 4.30%

1 The ML1-3T is an unmanaged index tracking short-term U.S. Treasury Securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.


2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver, Reimbursement and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee	None
Other Expenses [3]	0.43%
Total Annual Fund Operating Expenses [4]	0.83%

1 The percentages shown are based on expenses for the entire fiscal year ended February 28, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed in Note 4, below), the Adviser and shareholder services provider waived, reimbursed and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2007.
Total Waiver, Reimbursement and Reduction of Fund Expenses	0.52%
Total Actual Annual Fund Operating Expenses (after waiver, reimbursement and reduction)	0.31%
2 The Adviser voluntarily waived and/or reimbursed a portion of the management fee. The Adviser can terminate this voluntary waiver and/or reimbursement at any time. The management fee paid by the Fund (after the voluntary waiver and reimbursement) was 0.12% for the fiscal year ended February 28, 2007.
3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payment to Financial Intermediaries" herein. The shareholder services provider voluntarily reimbursed 0.14% of the shareholder services fee. See "Notes to Financial Statements" accompanying the Fund's Annual Report dated February 28, 2007 for a description of this reimbursement. In addition, the shareholder services provider elected not to charge, and therefore the Fund did not accrue, a portion of its fee. The shareholder services provider can terminate this voluntary reduction at any time. Total other expenses paid by the Fund's Institutional Shares (after the voluntary reimbursement and reduction) were 0.19% for the fiscal year ended February 28, 2007.
4 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.38% for the fiscal year ending February 29, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after April 30, 2008.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waiver, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$	 85
3 Years	$	 265
5 Years	$	 460
10 Years	$	 1,025

What are the Fund's Investment Strategies?


The Fund is intended to provide returns consistent with investments in short term obligations of the U.S. government and its agencies and instrumentalities. The Fund's overall strategy is therefore to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities with maturities of not less than one year and not more than three years, and related derivative contracts. A description of the principal types of securities and derivative contracts in which the Fund invests, other investment techniques principally used by the Fund, and their risks, immediately follows this strategy section.


The Fund buys and sells portfolio securities based primarily on the Adviser's market outlook and analysis of how securities may perform under different market conditions. The Adviser's market outlook reflects multiple factors, including:

  current and expected U.S. economic growth;
  current and expected changes in the rate of inflation;
  the level of interest rates in other countries as compared to U.S. interest rates;
  the Federal Reserve Board's monetary policy; and
  technical factors affecting the supply or demand for specific securities or types of securities.

The Adviser's securities analysis considers, among other factors, the historical and expected performance of securities relative to their risks. Performance includes the potential for appreciation, as well as a security's expected yield. The analysis also considers: (a) the relative yield changes between U.S. government and government agency securities; and (b) some or all of the risks described below.

The Adviser evaluates the investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of an index composed of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years (the "Index"). Although there can be no assurance that the Fund's total return will exceed the Index's during any period, the Fund seeks to construct a portfolio that will perform favorably when compared to the Index over the long term. In pursuing this strategy, the composition of the Fund's portfolio will vary from the composition of the Index. The Fund's portfolio may include individual securities not represented in the Index.


The Adviser may seek to control risks by adopting policies that limit the extent to which the Fund's portfolio may vary from the Index. For example, under normal market conditions, the Adviser limits the extent to which it may vary the effective duration of the Fund's portfolio to within 20% of the effective duration of the Index. Effective duration provides a measure of the price sensitivity of a fixed-income security or portfolio of fixed-income securities to changes in interest rates. The Adviser may change these limitations at any time without prior approval from the Fund's trustees or shareholders.


The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currencies or types of securities in which the Fund may invest directly. The Fund may also, for example, use derivative contracts to:

  increase or decrease the effective duration of the fund portfolio;
  increase or decrease the fund's exposure to different points on the yield curve; 1
  obtain premiums from the sale of derivative contracts ;
  realize gains from trading a derivative contract; or
  hedge against potential losses.

There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended.


The Fund invests in overnight repurchase agreements or money market funds in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions.


Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in U.S. government investments.

You should obtain a copy of the Fund's Statement of Additional Information for a more detailed description of the Adviser's investment process.


1 In descriptions of the Fund's investment strategy, the Adviser may refer to the relative interest rates of securities with longer and shorter durations within a sector as a "yield curve."


PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES


Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.


Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.


A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.


Investors regard agency securities as having low credit risks, but not as low as Treasury securities.


A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.


Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


DERIVATIVE CONTRACTS


Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.


Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.


The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund 's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).


The Fund may not invest in a derivative contract if it is not permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument (or, in the case of a Reference Instrument that is an index, the securities or derivatives that comprise the index). The Fund may trade in the following specific types and/or combinations of derivative contracts:


Futures Contracts


Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as index futures and security futures).


Option Contracts


Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts. The Fund may buy or sell options on a Reference Instrument if it is permitted to own, invest, or otherwise have economic exposure to that instrument. The Fund is not required to own a Reference Instrument, in order to buy or sell an option on that Reference Instrument.


Swap Contracts


A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.


Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, and caps and floors.


SPECIAL TRANSACTIONS

Securities Lending

The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.


Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. However, there can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.


Securities lending activities are subject to interest rate risks and credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, which has a longer average duration than the Fund. The Fund is expected, however, to have greater interest rate risk than a money market fund.


RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS


The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference or Valuation Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this prospectus or in the Fund's SAI, such as interest rate, credit, liquidity and leverage risks.


What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."


The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost. Prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities.


Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.


The Fund generally values credit default swaps according to prices furnished by an independent pricing service which are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors.


The Fund generally values total return swaps based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors.


If prices are not available from an independent pricing service, securities and derivative contracts traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.


Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board of Trustees (Board). The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.


Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

How is the Fund Sold?


The Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Class Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

SERVICE FEES

The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.


These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.


How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:


The Federated Funds
30 Dan Road
Canton, MA 02021


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:


The Federated Funds
30 Dan Road
Canton, MA 02021


All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.


Limitations on Redemption Proceeds


Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility ;
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets ; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.


In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.


In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.


If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


FREQUENT TRADING POLICIES

Given the short-term nature of the Fund's investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include percentage breakdowns of the portfolio by type of security.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.


You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


Who Manages the Fund?


The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.


PORTFOLIO MANAGEMENT INFORMATION

Donald T. Ellenberger

Donald T. Ellenberger has been the Fund's Portfolio Manager since June 2005. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated February 28, 2007.


Legal Proceedings


Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively ; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..


Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.


The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2007		2006		2005	2004	2003
Net Asset Value, Beginning of Period	$10.39		$10.54		$10.77	$10.82	$10.70
Income From Investment Operations:
Net investment income	0.48		0.36		0.21	0.20	0.31
Net realized and unrealized gain (loss) on investments	(0.00	) [1]	(0.15)		(0.23)	(0.05)	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.48		0.21		(0.02)	0.15	0.43
Less Distributions:
Distributions from net investment income	(0.48)		(0.36)		(0.21)	(0.20)	(0.31)
Net Asset Value, End of Period	$10.39		$10.39		$10.54	$10.77	$10.82
Total Return [2]	4.72	% [3]	2.07	% [3]	(0.15)%	1.40%	4.10%

Ratios to Average Net Assets:
Net expenses	0.31%		0.38%		0.54%	0.54%	0.54%
Net investment income	4.62%		3.47%		1.99%	1.86%	2.88%
Expense waiver/reimbursement [4]	0.42%		0.38%		0.29%	0.26%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$222,699		$212,063		$260,264	$356,449	$456,096
Portfolio turnover	167%		45%		36%	81%	76%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 During the period ended February 28, 2007 and 2006, the Fund was reimbursed by the shareholder services provider, which had an impact of 0.15% and 0.09%, respectively, on the total return.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 2007, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS--INSTITUTIONAL SHARES


ANNUAL EXPENSE RATIO: 0. 83%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$84.73	$10,417.00
2	$10,417.00	$520.85	$10,937.85	$88.26	$10,851.39
3	$10,851.39	$542.57	$11,393.96	$91.94	$11,303.89
4	$11,303.89	$565.19	$11,869.08	$95.78	$11,775.26
5	$11,775.26	$588.76	$12,364.02	$99.77	$12,266.29
6	$12,266.29	$613.31	$12,879.60	$103.93	$12,777.79
7	$12,777.79	$638.89	$13,416.68	$108.27	$13,310.62
8	$13,310.62	$665.53	$13,976.15	$112.78	$13,865.67
9	$13,865.67	$693.28	$14,558.95	$117.48	$14,443.87
10	$14,443.87	$722.19	$15,166.06	$122.38	$15,046.18
Cumulative		$6,050.57		$1,025.32

A Statement of Additional Information (SAI) dated April 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-3947

Federated
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428M100


8032806A-IS (4/07)


Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

PROSPECTUS


April 30, 2007


INSTITUTIONAL SERVICE SHARES

A mutual fund seeking to provide current income by investing primarily in a portfolio of short-term obligations of the U.S. government and its agencies and instrumentalities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 13

What Do Shares Cost? 14

How is the Fund Sold? 16

Payments to Financial Intermediaries 16

How to Purchase Shares 19

How to Redeem and Exchange Shares 21

Account and Share Information 24

Who Manages the Fund? 27

Legal Proceedings 28

Financial Information 30

Appendix A: Hypothetical Investment and Expense Information 32

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund's overall strategy is to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities with maturities of not less than one year and not more than three years, and related derivative contracts. The Fund buys and sells portfolio securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of an index composed of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.


The Fund intends to invest in securities issued or guaranteed by government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. Such GSE securities are those issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. Such GSEs, however, are supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are backed by the full faith and credit of the United States. Such GSE securities include those issued or guaranteed by the Department of Housing and Urban Development Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSE securities include those issued or guaranteed by Federal Farm Credit Banks.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise, which may result in a decrease in the value of Fund Shares.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus or the Fund's Statement of Additional Information, such as interest rate, credit, liquidity and leverage risks.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Institutional Service Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Institutional Service Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.


The Fund's Institutional Service Shares total return for the three-month period from January 1, 2007 to March 31, 2007 was 1. 31%.


Within the period shown in the bar chart, the Fund's Institutional Service Shares highest quarterly return was 2.74% (quarter ended September 30, 1998 ). Its lowest quarterly return was (1.02)% (quarter ended June 30, 2004).


Average Annual Total Return Table


Return Before Taxes is shown. In addition, Return After Taxes is shown for Fund's Institutional Service Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), 1 a broad-based market index, and the Lipper Short U.S. Government Funds Average (LSUSGFA), which is an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The Index and averages are unmanaged, and it is not possible to invest directly in an index or an average. Lipper averages represent the average of the total returns reported by all mutual funds as designated by Lipper, Inc. as falling into the respective categories indicated.


(For the Periods Ended December 31, 2006)


	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	3.47%	2.00%	3.79%
Return After Taxes on Distributions [2]	2.04%	1.06%	2.33%
Return After Taxes on Distributions and Sale of Fund Shares [2]	2.24%	1.15%	2.33%
ML1-3T	3.96%	2.82%	4.69%
LSUSGFA	3.86%	2.60%	4.30%

1 The ML1-3T is an unmanaged index tracking short-term U.S. Treasury Securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.


2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.


What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver, Reimbursement and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee	0.25%
Other Expenses [3]	0.43%
Total Annual Fund Operating Expenses [4]	1.08%

1 The percentages shown are based on expenses for the entire fiscal year ended February 28, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed in Note 4, below), the Adviser and shareholder services provider waived, reimbursed and/or elected not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2007.
Total Waiver, Reimbursement and Reduction of Fund Expenses	0.29%
Total Actual Annual Fund Operating Expenses (after waiver, reimbursement and reduction)	0.79%
2 The Adviser voluntarily waived and/or reimbursed a portion of the management fee. The adviser can terminate this voluntary waiver and/or reimbursement at any time. The management fee paid by the fund (after the voluntary waiver and reimbursement) was 0.12% for the fiscal year ended February 28, 2007.
3 Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payment to Financial Intermediaries" herein. The shareholder services provider elected not to charge, and therefore the Fund did not accrue, a portion of its fee. The shareholder services provider can terminate this voluntary reduction at any time. Total other expenses paid by the Fund's Institutional Service Shares (after the voluntary reduction) were 0.42% for the fiscal year ended February 28, 2007.
4 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Institutional Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.79% for the fiscal year ending February 29, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after April 30, 2008.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares operating expenses are before waiver, reimbursement, and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$110
3 Years	$343
5 Years	$595
10 Years	$1,317

What are the Fund's Investment Strategies?


The Fund is intended to provide returns consistent with investments in short- term obligations of the U.S. government and its agencies and instrumentalities. The Fund's overall strategy is therefore to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities with maturities of not less than one year and not more than three years, and related derivative contracts. A description of the principal types of securities and derivative contracts in which the Fund invests, other investment techniques principally used by the Fund, and their risks, immediately follows this strategy section.


The Fund buys and sells portfolio securities based primarily on the Adviser's market outlook and analysis of how securities may perform under different market conditions. The Adviser's market outlook reflects multiple factors including:

  current and expected U.S. economic growth;
  current and expected changes in the rate of inflation;
  the level of interest rates in other countries as compared to U.S. interest rates;
  the Federal Reserve Board's monetary policy; and
  technical factors affecting the supply or demand for specific securities or types of securities.

The Adviser's securities analysis considers, among other factors, the historical and expected performance of securities relative to their risks. Performance includes the potential for appreciation, as well as a security's expected yield. The analysis also considers: (a) the relative yield changes between U.S. government and government agency securities; and (b) some or all of the risks described below.


The Adviser evaluates the investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of an index composed of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years (the "Index"). Although there can be no assurance that the Fund's total return will exceed the Index's during any period, the Fund seeks to construct a portfolio that will perform favorably when compared to the Index over the long term. In pursuing this strategy, the composition of the Fund's portfolio will vary from the composition of the Index. The Fund's portfolio may include individual securities not represented in the Index.


The Adviser may seek to control risks by adopting policies that limit the extent to which the Fund's portfolio may vary from the Index. For example, under normal market conditions, the Adviser limits the extent to which it may vary the effective duration of the Fund's portfolio to within 20% of the effective duration of the Index. Effective duration provides a measure of the price sensitivity of a fixed-income security or portfolio of fixed-income securities to changes in interest rates. The Adviser may change these limitations at any time without prior approval from the Fund's trustees or shareholders.


The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currencies or types of securities in which the Fund may invest directly. The Fund may also, for example, use derivative contracts to:

  increase or decrease the effective duration of the Fund portfolio;
  increase or decrease the Fund's exposure to different points on the yield curve; 1
  obtain premiums from the sale of derivative contracts ;
  realize gains from trading a derivative contract; or
  hedge against potential losses.

There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended.


1 In descriptions of the Fund's investment strategy, the Adviser may refer to the relative interest rates of securities with longer and shorter durations within a sector as a "yield curve."


The Fund invests in overnight repurchase agreements or money market funds in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions.


Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in U.S. government investments.


You should obtain a copy of the Fund's Statement of Additional Information for a more detailed description of the Adviser's investment process.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES


Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.


Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.


A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.


Investors regard agency securities as having low credit risks, but not as low as Treasury securities .


A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.


Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


DERIVATIVE CONTRACTS


Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.


Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.


The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).


The Fund may not invest in a derivative contract if it is not permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument (or, in the case of a Reference Instrument that is an index, the securities or derivatives that comprise the index). The Fund may trade in the following specific types and/or combinations of derivative contracts:


Futures Contracts


Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as index futures and security futures).


Option Contracts


Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts. The Fund may buy or sell options on a Reference Instrument if it is permitted to own, invest, or otherwise have economic exposure to that instrument. The Fund is not required to own a Reference Instrument, in order to buy or sell an option on that Reference Instrument.


Swap Contracts


A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.


Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, and caps and floors.


SPECIAL TRANSACTIONS

Securities Lending

The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.


Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. However, there can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.


Securities lending activities are subject to interest rate risks and credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.


Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed -income security to changes in interest rates.


Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, which has a longer average duration than the Fund. The Fund is expected, however, to have greater interest rate risk than a money market fund.


RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS


The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference or Valuation Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this prospectus or in the Fund's SAI, such as interest rate, credit, liquidity and leverage risks.


What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost. Prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities.


Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.


The Fund generally values credit default swaps according to prices furnished by an independent pricing service which are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors.


The Fund generally values total return swaps based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors.


If prices are not available from an independent pricing service, securities and derivative contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.


Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board of Trustees (Board). The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.


Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.


In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

How is the Fund Sold?


The Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Class Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. All Share classes have different expenses which affect their performance. An additional class of Shares, which is offered by separate prospectus, may be preferable for shareholders purchasing $25,000 or more . Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

RULE 12B-1 FEES

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.25% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Institutional Service Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

SERVICE FEES

The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:


The Federated Funds
30 Dan Road
Canton, MA 02021


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:


The Federated Funds
30 Dan Road
Canton, MA 02021


All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS


Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility ;
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets ; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.


In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.


In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.


If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.


If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

FREQUENT TRADING POLICIES

Given the short-term nature of the Fund's investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include percentage breakdowns of the portfolio by type of security.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.


You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


Who Manages the Fund?


The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.


PORTFOLIO MANAGEMENT INFORMATION

Donald T. Ellenberger

Donald T. Ellenberger has been the Fund's Portfolio Manager since June 2005. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated February 28, 2007.


Legal Proceedings

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.


The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.39	$10.54	$10.77	$10.82	$10.70
Income From Investment Operations:
Net investment income	0.44	0.32	0.19	0.17	0.28
Net realized and unrealized gain (loss) on investments	(0.01)	(0.15)	(0.23)	(0.05)	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.43	0.17	(0.04)	0.12	0.41
Less Distributions:
Distributions from net investment income	(0.43)	(0.32)	(0.19)	(0.17)	(0.29)
Net Asset Value, End of Period	$10.39	$10.39	$10.54	$10.77	$10.82
Total Return [1]	4.21%	1.64%	(0.40)%	1.14%	3.84%

Ratios to Average Net Assets:
Net expenses	0.79%	0.79%	0.79%	0.79%	0.79%
Net investment income	4.14%	3.03%	1.76%	1.61%	2.63%
Expense waiver/reimbursement [2]	0.28%	0.29%	0.29%	0.26%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,972	$34,600	$49,780	$53,608	$82,109
Portfolio turnover	167%	45%	36%	81%	76%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

2 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 2007, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
INSTITUTIONAL SERVICE SHARES
ANNUAL EXPENSE RATIO: 1.08%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$110.12	$10,392.00
2	$10,392.00	$519.60	$10,911.60	$114.43	$10,799.37
3	$10,799.37	$539.97	$11,339.34	$118.92	$11,222.71
4	$11,222.71	$561.14	$11,783.85	$123.58	$11,662.64
5	$11,662.64	$583.13	$12,245.77	$128.43	$12,119.82
6	$12,119.82	$605.99	$12,725.81	$133.46	$12,594.92
7	$12,594.92	$629.75	$13,224.67	$138.69	$13,088.64
8	$13,088.64	$654.43	$13,743.07	$144.13	$13,601.71
9	$13,601.71	$680.09	$14,281.80	$149.78	$14,134.90
10	$14,134.90	$706.75	$14,841.65	$155.65	$14,688.99
Cumulative		$5,980.85		$1,317.19

A Statement of Additional Information (SAI) dated April 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-3947

Federated
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428M209


8032806A-SS (4/07)


Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years

PROSPECTUS


April 30, 2007


CLASS Y SHARES

A mutual fund seeking to provide current income by investing primarily in a portfolio of short-term obligations of the U.S. government and its agencies and instrumentalities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 12

What Do Shares Cost? 13

How is the Fund Sold? 15

Payments to Financial Intermediaries 15

How to Purchase Shares 17

How to Redeem and Exchange Shares 19

Account and Share Information 24

Who Manages the Fund? 27

Legal Proceedings 28

Financial Information 29

Appendix A: Hypothetical Investment and Expense Information 31

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this Prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?


The Fund's overall strategy is to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities with maturities of not less than one year and not more than three years, and related derivative contracts. The Fund buys and sells portfolio securities based primarily on its market outlook and analysis of how securities may perform under different market conditions. The Fund evaluates its investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of an index composed of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years.


The Fund intends to invest in securities issued or guaranteed by government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States. Such GSE securities are those issued or guaranteed by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank System. Such GSEs, however, are supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are backed by the full faith and credit of the United States. Such GSE securities include those issued or guaranteed by the Department of Housing and Urban Development Association. Finally, the Fund may invest in GSE securities that have no explicit financial support, but that are regarded as having implied support because the federal government sponsors their activities. Such GSE securities include those issued or guaranteed by Federal Farm Credit Banks.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?


All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risks. Prices of fixed-income securities generally fall when interest rates rise, which may result in a decrease in the value of Fund Shares.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus or the Fund's Statement of Additional Information, such as interest rate, credit, liquidity and leverage risks.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class Y Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The Fund's Class Y Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.


The Fund's Class Y Shares total return for the three-month period from January 1, 2007 to March 31, 2007 was 1. 43%.


Within the period shown in the bar chart, the Fund's Class Y Shares highest quarterly return was 2.03% (quarter ended June 30, 2002). Its lowest quarterly return was (0.90)% (quarter ended June 30, 2004).

Average Annual Total Return Table


Return Before Taxes is shown. In addition, Return After Taxes is shown for Fund's Class Y Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-3 Year Treasury Index (ML1-3T), 1 a broad-based market index, and the Lipper Short U.S. Government Funds Average (LSUSGFA), which is an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The index and averages are unmanaged, and it is not possible to invest directly in an index or an average. Lipper averages represent the average of the total returns reported by all mutual funds as designated by Lipper, Inc. as falling into the respective categories indicated.


(For the Periods Ended December 31, 2006)


	1 Year	5 Years	Start of Performance [2]
Fund:
Return Before Taxes	 3.98%	 2.50%	 2.80%
Return After Taxes on Distributions [3]	 2.36%	 1.38%	 1.62%
Return After Taxes on Distributions and Sale of Fund Shares [3]	 2.56%	 1.47%	 1.69%
 ML1-3T	 3.96%	 2.82%	 3.16%
LSUSGFA	 3.86%	 2.60%	 2.86%

1 The ML1-3T is an unmanaged index tracking short-term U.S. Treasury Securities with maturities between 1 and 2.99 years. The index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.


2 The Fund's Class Y Shares start of performance was August 1, 2001.

3 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class Y Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reimbursement) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.40%
Distribution (12b-1) Fee	None
Other Expenses	0.18%
Total Annual Fund Operating Expenses [3]	0.58%

1 The percentages shown are based on expenses for the entire fiscal year ended February 28, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed in Note 3, below), the Adviser waived and/or reimbursed a portion of its fee. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 2007.
Total Waiver and Reimbursement of Fund Expenses	0.28%
Total Actual Annual Fund Operating Expenses (after waiver and reimbursement)	0.30%
2 The Adviser voluntarily waived and/or reimbursed a portion of the management fee. The Adviser can terminate this voluntary waiver and/or reimbursement at any time. The management fee paid by the fund (after the voluntary waiver and reimbursement) was 0.12% for the fiscal year ended February 28, 2007.
3 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (including the distribution (12b-1) fee) so that the total operating expenses paid by the Fund's Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.30% for the fiscal year ending February 29, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after April 30, 2008.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class Y Shares with the cost of investing in other mutual funds.


The Example assumes that you invest $10,000 in the Fund's Class Y Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class Y Shares operating expenses are before waiver and reimbursement as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$ 59
3 Years	$186
5 Years	$324
10 Years	$726

What are the Fund's Investment Strategies?


The Fund is intended to provide returns consistent with investments in short-term obligations of the U.S. government and its agencies and instrumentalities. The Fund's overall strategy is therefore to invest in a portfolio consisting primarily of U.S. Treasury securities, U.S. government agency securities with maturities of not less than one year and not more than three years, and related derivative contracts. A description of the principal types of securities and derivative contracts in which the Fund invests, other investment techniques principally used by the Fund, and their risks, immediately follows this strategy section.


The Fund buys and sells portfolio securities based primarily on the Adviser's market outlook and analysis of how securities may perform under different market conditions. The Adviser's market outlook reflects multiple factors, including:

  current and expected U.S. economic growth;
  current and expected changes in the rate of inflation;
  the level of interest rates in other countries as compared to U.S. interest rates ;
  the Federal Reserve Board's monetary policy; and
  technical factors affecting the supply or demand for specific securities or types of securities.

The Adviser's securities analysis considers, among other factors, the historical and expected performance of securities relative to their risks. Performance includes the potential for appreciation, as well as a security's expected yield. The analysis also considers: (a) the relative yield changes between U.S. government and government agency securities; and (b) some or all of the risks described below.


The Adviser evaluates the investment strategy by comparing the performance and composition of the Fund's portfolio to the performance and composition of an index composed of U.S. Treasury notes and bonds with maturities greater than or equal to one year and less than three years (the "Index"). Although there can be no assurance that the Fund's total return will exceed the Index's during any period, the Fund seeks to construct a portfolio that will perform favorably when compared to the Index over the long term. In pursuing this strategy, the composition of the Fund's portfolio will vary from the composition of the Index. The Fund's portfolio may include individual securities not represented in the Index.


The Adviser may seek to control risks by adopting policies that limit the extent to which the Fund's portfolio may vary from the Index. For example, under normal market conditions, the Adviser limits the extent to which it may vary the effective duration of the Fund's portfolio to within 20% of the effective duration of the Index. Effective duration provides a measure of the price sensitivity of a fixed-income security or portfolio of fixed-income securities to changes in interest rates. The Adviser may change these limitations at any time without prior approval from the Fund's trustees or shareholders.


The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currencies or types of securities in which the Fund may invest directly. The Fund may also, for example, use derivative contracts to:

  increase or decrease the effective duration of the Fund portfolio;
  increase or decrease the Fund's exposure to different points on the yield curve; 1
  obtain premiums from the sale of derivative contracts ;
  realize gains from trading a derivative contract; or
  hedge against potential losses.

1 In descriptions of the Fund's investment strategy, the Adviser may refer to the relative interest rates of securities with longer and shorter durations within a sector as a "yield curve".


There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended.


The Fund invests in overnight repurchase agreements or money market funds in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions.


Because the Fund refers to U.S. government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in U.S. government investments.


You should obtain a copy of the Fund's Statement of Additional Information for a more detailed description of the Adviser's investment process.


PORTFOLIO TURNOVER


The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in the following types of U.S. government securities:

TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES


Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation and Washington Metropolitan Area Transit Authority Bonds.


Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Tennessee Valley Authority in support of such obligations.


A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation and Resolution Funding Corporation.


Investors regard agency securities as having low credit risks, but not as low as Treasury securities.


A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.


Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.


DERIVATIVE CONTRACTS


Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.


Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.


The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.


Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.


Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).


The Fund may not invest in a derivative contract if it is not permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument (or, in the case of a Reference Instrument that is an index, the securities or derivatives that comprise the index). The Fund may trade in the following specific types and/or combinations of derivative contracts:


Futures Contracts


Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as index futures and security futures).


Option Contracts


Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts. The Fund may buy or sell options on a Reference Instrument if it is permitted to own, invest, or otherwise have economic exposure to that instrument. The Fund is not required to own a Reference Instrument, in order to buy or sell an option on that Reference Instrument.


Swap Contracts


A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.


Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, and caps and floors.


SPECIAL TRANSACTIONS

Securities Lending

The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.


Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in a effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. However, there can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.


Securities lending activities are subject to interest rate risks and credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Due to the Fund's average duration policy, it is expected to have less interest rate risk than Federated U.S. Government Securities Fund: 2-5 Years, which has a longer average duration than the Fund. The Fund is expected, however, to have greater interest rate risk than a money market fund.


RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS


The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference or Valuation Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this prospectus or in the Fund's SAI, such as interest rate, credit, liquidity and leverage risks.


What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."


The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost. Prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities.


Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.


The Fund generally values credit default swaps according to prices furnished by an independent pricing service which are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors.


The Fund generally values total return swaps based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors.


If prices are not available from an independent pricing service, securities and derivative contracts traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.


Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board of Trustees (Board). The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.


Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued by an independent pricing service, or based on market quotations.

How is the Fund Sold?

The Fund offers three Share classes: Institutional Shares, Institutional Service Shares and Class Y Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class Y Shares. All Share classes have different expenses which affect their performance. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions acting in an agency or fiduciary capacity or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

SERVICE FEES

The Fund may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

ACCOUNT ADMINISTRATION FEES

The Fund may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

RECORDKEEPING FEES


The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.


NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

The required minimum initial investment for Fund Shares is $100,000. There is no required minimum subsequent investment amount.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:


The Federated Funds
30 Dan Road
Canton, MA 02021


Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at
1-800-341-7400.


If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time ), you will receive a redemption amount based on that day's NAV.


By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:


The Federated Funds
30 Dan Road
Canton, MA 02021


All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS


Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility ;
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets ; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.


In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTSS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates


The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS


You will receive confirmation of purchases, redemptions and exchanges. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.


In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.


If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable, " or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.


If you purchase Shares just before the record date for a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


FREQUENT TRADING POLICIES

Given the short-term nature of the Fund's investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include percentage breakdowns of the portfolio by type of security.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.


You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


Who Manages the Fund?


The Board governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 243 employees. Federated provides investment products to nearly 5, 500 investment professionals and institutions.


PORTFOLIO MANAGEMENT INFORMATION

Donald T. Ellenberger

Donald T. Ellenberger has been the Fund's Portfolio Manager since June 2005. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated February 28, 2007.


Legal Proceedings

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.


The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS


The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years . Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended February 28 or 29	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Period	$10.39		$10.54	$10.77	$10.82	$10.70
Income From Investment Operations:
Net investment income	0.48		0.37	0.24	0.23	0.34
Net realized and unrealized gain (loss) on investments	(0.00	) [1]	(0.15)	(0.23)	(0.05)	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.48		0.22	0.01	0.18	0.46
Less Distributions:
Distributions from net investment income	(0.48)		(0.37)	(0.24)	(0.23)	(0.34)
Net Asset Value, End of Period	$10.39		$10.39	$10.54	$10.77	$10.82
Total Return [2]	4.72%		2.14%	0.09%	1.64%	4.35%

Ratios to Average Net Assets:
Net expenses	0.30%		0.30%	0.30%	0.30%	0.30%
Net investment income	4.64%		3.57%	2.25%	2.07%	3.12%
Expense waiver/reimbursement [3]	0.28%		0.28%	0.28%	0.25%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,560		$152,061	$143,676	$130,725	$100,036
Portfolio turnover	167%		45%	36%	81%	76%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated February 28, 2007, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
CLASS Y SHARES
ANNUAL EXPENSE RATIO: 0.58%
MAXIMUM FRONT-END SALES CHARGE: NONE


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	 $10,000.00	 $500.00	 $10,500.00	 $59.28	 $10,442.00
2	 $10,442.00	 $522.10	 $10,964.10	 $61.90	 $10,903.54
3	 $10,903.54	 $545.18	 $11,448.72	 $64.64	 $11,385.48
4	 $11,385.48	 $569.27	 $11,954.75	 $67.50	 $11,888.72
5	 $11,888.72	 $594.44	 $12,483.16	 $70.48	 $12,414.20
6	 $12,414.20	 $620.71	 $13,034.91	 $73.59	 $12,962.91
7	 $12,962.91	 $648.15	 $13,611.06	 $76.85	 $13,535.87
8	 $13,535.87	 $676.79	 $14,212.66	 $80.24	 $14,134.16
9	 $14,134.16	 $706.71	 $14,840.87	 $83.79	 $14,758.89
10	 $14,758.89	 $737.94	 $15,496.83	 $87.49	 $15,411.23
Cumulative		 $6,121.29		 $725.76

A Statement of Additional Information (SAI) dated April 30, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-3947

Federated
World-Class Investment Manager

Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428M308


26466 (4/07)


Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

STATEMENT OF ADDITIONAL INFORMATION
APRIL 30, 2007

INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses for Federated U.S. Government
Securities Fund: 1-3 Years (Fund), dated April 30, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Description of the Fund and its
                                         Investments and Risks..................
                                         Securities in Which the Fund Invests...
                                         What Do Shares Cost?...................
                                         How is the Fund Sold?..................
                                         Exchanging Securities for Shares.......
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings.....................
                                         Addresses..............................
                                         Appendix...............................
Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

8032806B (4/07)


Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 3,
1984.

The Board of Trustees (Board) has established three classes of shares of the
Fund, known as Institutional Shares, Institutional Service Shares and Class Y
Shares (Shares). This SAI relates to Institutional Shares and Institutional
Service Shares. The Fund's investment adviser is Federated Investment Management
Company (Adviser).

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

INVESTMENT OBJECTIVE
The Fund's investment objective is to provide current income. The investment objective may not be changed by the Fund's Board of Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this SAI.

INVESTMENT STRATEGIES
The Fund is intended to provide returns consistent with investments in short term obligations of the United States government and its agencies and instrumentalities. The Fund's overall strategy is therefore to invest in a portfolio consisting primarily of United States Treasury securities, United
States government agency securities with maturities of not less than one year and not more than three years, and related derivative contracts.  A description of the various types of securities and derivative contracts in which the Fund invests, other investment techniques used by the Fund, and their risks, immediately follows this strategy section.


The Adviser evaluates the Fund's investment strategy by comparing the performance of the Fund's portfolio to an index composed of United States
Treasury notes and bonds with maturities greater than or equal to one year and less than three years (the "Index"). The Fund currently uses the Merrill Lynch
1-3 Year Treasury Index as the Index. The Adviser's basic strategy seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. The Adviser tries to vary the portfolio's performance from the Index by, among other things:

      {circle}Varying the portfolio's effective duration as compared to the Index;

      {circle}Creating a portfolio of securities with a different mixture of effective durations as compared to the composition of the
           Index;

      {circle}Investing a larger percentage of the portfolio in certain types of securities[1] as compared to the composition of the
           Index, or investing in types of securities that are not
           included in the Index; and

      {circle}Investing a large percentage of the portfolio in a specific security as compared to the Index, or investing the portfolio in securities that are not included in the Index.

Under normal market conditions, the Adviser limits the extent to which it may vary the portfolio's effective duration to within 20% of the effective duration of the Index.

Effective duration provides a measure of the price sensitivity of a fixed-income security or portfolio of fixed-income securities to changes in interest rates.
The Adviser calculates the effective duration of the portfolio using standard analytical models that quantify the expected changes in the value of the portfolio resulting from changes in the applicable yield curve.[2] The Index may calculate its effective duration using different assumptions and models. The
Adviser will rely on its calculations for purposes of complying with any limitations established with respect to the portfolio's effective duration.

The Adviser bases the investment strategy principally on its market outlook, which analyzes historical and expected changes in:

      {circle}the overall level and volatility of interest rates,

      {circle}the slope and shape of yield curves, and

      {circle}the relative interest rates of different sectors.

The investment strategy will also reflect other factors (political developments or demographic trends, for example).

Teams of investment professionals formulate the Adviser's market outlook and otherwise attempt to anticipate changes in market conditions. They base their analysis on multiple factors, which may include:

      {circle}current and expected U.S. economic growth,

      {circle}current and expected changes in the rate of inflation,

      {circle}the level of interest rates in other countries as compared to U.S. interest rates,

      {circle}the Federal Reserve Board's monetary policy, and

      {circle}technical factors affecting the supply or demand for specific securities or types of securities.

There is no assurance that the Adviser's efforts to forecast market conditions and interest rates, or to assess the impact of changes in interest rates and the yield curve, will be successful.

These teams also recommend how to structure the portfolio in response to the market outlook. In order to manage the risks taken by the Fund, these recommendations may set additional limits on the extent to which the portfolio's duration and composition may vary from the Index. The Fund's portfolio manager follows these recommendations in selecting securities for the portfolio.
Decisions to purchase or sell particular securities or derivative contracts are based on a fundamental analysis of their sensitivity to changes in interest rates, interest rate volatility, the yield curve and inflation, among other factors. This analysis relies on information from a variety of sources (such as government securities dealers, electronic data services and financial publications), and employs quantitative models and analytic tools provided by third parties or developed by the Adviser. The analysis also draws on the experience of the Adviser's staff of investment analysts, portfolio managers and traders.

The portfolio manager uses this fundamental analysis to compare the potential returns from available securities with comparable durations, risks and other characteristics. However, there is no assurance that a security or derivative contract will perform as expected or that the fundamental analysis will incorporate all relevant information.

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy.  For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currencies or types of securities in which the Fund may invest directly.  The Fund may also, for example, use derivative contracts to:

   {circle}Increase or decrease the effective duration of the Fund portfolio;

   {circle}Obtain premiums from the sale of derivative contracts;

   {circle}Realize gains from trading a derivative contract; or

   {circle}Hedge against potential losses

There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended.

The Fund may also seek to increase its income by lending its portfolio securities.

The Fund may invest in overnight repurchase agreements or money market funds in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations. The Fund also reserves the right to redeem Shares in kind with portfolio securities. See
PAYMENT METHOD FOR REDEMPTIONS-Redemptions In Kind. The Fund may also enter into repurchase agreements with longer terms (up to twelve months) if they offer higher returns than those expected from U.S. Treasury or agency securities having the same maturity.


Other U.S. government securities may also be offered on a delayed delivery basis. The Fund will enter into trades on this basis in order to participate in these offerings or trade these securities.

Because the Fund refers to United States government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in United States government investments.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
 A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
 The following describes the types of fixed-income securities in which the Fund may invest:

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.
 There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

INFLATION-PROTECTED SECURITIES

Inflation-protected securities are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation.
If the index measuring inflation falls (deflation), the principal value or interest rate of the securities will be adjusted downward and consequently the interest payable on these securities will be reduced. U.S. Treasury Inflation-
Protected Securities, also known as "TIPs", are adjusted as to principal;
repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum coupon of
0%, and the principal value does not change.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts,
(each a "Reference Instrument" and collectively, "Reference Instruments").  Each party to a derivative contract is referred to as a counterparty.  Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument.  These types of derivatives are frequently referred to as "physically settled" derivatives.  Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument.  These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time.
Such limits may prevent the Fund from closing out a position.  If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks.  OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, including combinations thereof:

FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time.  Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference
Instrument.  Futures contracts are considered to be commodity contracts. The
Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.  Futures contracts traded OTC are frequently referred to as forward contracts.  The Fund can buy or sell financial futures (such as index futures and security futures).

OPTION CONTRACTS

Option contracts (also called "options") are rights to buy or sell a Reference
Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments.
Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.  The Fund may buy or sell options on a Reference Instrument if it is permitted to own, invest, or otherwise have economic exposure to that instrument.  The Fund is not required to own a Reference Instrument, in order to buy or write an option on that
Reference Instrument.

The Fund may buy and/or sell the following types of options:

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. The Fund may use call options in the following ways:

{circle}Buy call options on a Reference Instrument in anticipation of an increase in the value of the Reference Instrument; and

{circle}Write call options on a Reference Instrument to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the Reference Instrument.  If the Fund writes a call option on a
   Reference Instrument that it owns and that call option is exercised, the Fund foregoes any possible profit from an increase in the market price of the
   Reference Instrument over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the Reference Instrument to the writer of the option. The Fund may use put options in the following ways:

{circle}Buy put options on a Reference Instrument in anticipation of a decrease in the value of the Reference Instrument; and

{circle}Write put options on a Reference Instrument to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the Reference Instrument. In writing puts, there is a risk that the
   Fund may be required to take delivery of the Reference Instrument when its current market price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.

Finally, the Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

SWAP CONTRACTS

A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from
Reference Instruments.  Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the Reference Instruments.
The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.  Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount (commonly referred to as a "notional principal amount") in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank
Offered Rate (LIBOR) swap would require one party to pay the equivalent of the
London Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated
fixed rate of interest on $10 million principal amount.

TOTAL RETURN SWAPS

A total return swap is an agreement between two parties whereby one party agrees to make payments of the total return from a Reference Instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another Reference
Instrument.  Alternately, a total return swap can be structured so that one party will make payments to the other party if the value of a Reference
Instrument increases, but receive payments from the other party if the value of that instrument decreases.

CREDIT DEFAULT SWAPS
A credit default swap (CDS) is an agreement between two parties whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to the other party (the "Protection Seller"), provided that no designated event of default, restructuring or other credit related event (each a "Credit Event")
occurs with respect to Reference Instrument that is usually a particular bond or the unsecured credit of an issuer, in general (the "Reference Obligation"). Many
CDS are physically settled, which means that if a Credit Event occurs, the
Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection
Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the "Deliverable Obligation").  The
Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled,"
which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event.  The Fund may be either the Protection Buyer or the
Protection Seller in a CDS.  If the Fund is a Protection Buyer and no Credit
Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the
CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit
Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller)
will pay the Protection Buyer the full notional value of the Reference
Obligation and receive the Deliverable Obligation from the Protection Buyer.  A
CDS may involve greater risks than if the Fund invested directly in the
Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS.

CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
 The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
 Repurchase agreements are subject to credit risks.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks and leverage risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING
The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
 The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
 Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan.
However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Adviser. However, there can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
 Securities lending activities are subject to interest rate risks, leverage risks and credit risks.

ASSET SEGREGATION
In accordance with the Securities and Exchange Commission (SEC) and SEC staff positions regarding the interpretation of the Investment Company Act of 1940
(1940 Act), with respect to derivatives that create a future payment obligation of the Fund, the Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the
Fund must cover its open positions by setting aside cash or readily marketable securities equal to the contracts' full, notional value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Fund's daily marked-to-market (net) obligations, if any
(i.e., the Fund's daily net liability, if any), rather than the notional value.

The Fund will employ another approach to segregating assets to cover options that it sells. If the Fund sells a call option, the Fund will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the
Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Fund be less than the exercise price of the call option. If the Fund sells a put option, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

The Fund's asset segregation approach for swap agreements varies among different types of swaps. For example, if the Fund enters into a credit default swap as the Protection Buyer, then it will set aside cash or readily marketable securities necessary to meet any accrued payment obligations under the swap. By comparison, if the Fund enters into a credit default swap as the Protection
Seller, then the Fund will set aside cash or readily marketable securities equal to the full notional amount of the swap that must be paid upon the occurrence of a Credit Event. For some other types of swaps, such as interest rate swaps, the
Fund will calculate the obligations of the counterparties to the swap on a net basis. Consequently, the Fund's current obligation (or rights) under this type of swap will equal only the net amount to be paid or received based on the relative values of the positions held by each counterparty to the swap (the "net amount"). The net amount currently owed by or to the Fund will be accrued daily and the Fund will set aside cash or readily marketable securities equal to any accrued but unpaid net amount owed by the Fund under the swap.

The Fund may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if the Fund sells a put option for the same Reference Instrument as a call option the Fund has sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the Fund may net its obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference Instrument deliverable under the call option or (b) the exercise price of the put option.

By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See "Risk Factors." Unless the Fund has other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction. This may cause the
Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Generally, special transactions do not cash-settle on a net basis. Consequently, with respect to special transactions, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the Fund's obligations.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

HEDGING
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The
Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivative contracts that cover a narrow range of circumstances or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS
   {circle}Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
   {circle}Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the
      Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
CALL RISKS
   {circle}Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its
         current market price. An increase in the likelihood of a call may reduce the security's price.
   {circle}If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
LIQUIDITY RISKS
Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. *OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

PREPAYMENT RISKS
   {circle}Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal.  Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans.  These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

   {circle}For example, when interest rates decline, the values of mortgage-
      backed securities generally rise.  However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.  Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

   {circle}Conversely, when interest rates rise, the values of mortgage-backed securities generally fall.  Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

   {circle}Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield.  The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread).  An increase in the spread will cause the price of the mortgage-backed security to decline.  Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying
Reference or Valuation Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.  Fourth, derivative contracts and hybrid instruments may cause the
Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in
OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the
Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies).
Finally, derivative contracts and hybrid instruments may also involve other risks described herein or in the Fund's prospectus, such as interest rate, credit, liquidity and leverage risks.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."

FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective of the F und is to provide current income. The investment objective may not be changed by the Fund's Trustees without shareholder approval.


INVESTMENT LIMITATIONS

BORROWING MONEY AND ISSUING SENIOR SECURITIES
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

LENDING
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PURCHASES ON MARGIN
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
 Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
 As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."  Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover will be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended February 28, 2007 and February 28, 2006, the portfolio turnover rates were 167% and 45%, respectively.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

{circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

{circle}for credit default swaps, according to prices as furnished by an independent pricing service which are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

{circle}for total return swaps, based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV); and

{circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Board has approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares.  The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan.  The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors.
The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.


For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While National Association of
Securities Dealers (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan and/or Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares of all series entitled to vote.


As of April 9, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: CPF Managed Portfolio
III, Pittsburgh, PA, owned approximately 5,016,304 shares (23.36%); CPF Managed
Portfolio IV, Pittsburgh, PA, owned approximately 4,328,298 shares (20.15%);
Charles Schwab & Co., Inc., San Francisco, CA, owned approximately 4,305,134 shares (20.05%); and National Financial Services, New York, NY, owned approximately 1,512,825 shares (7.04%).

As of April 9, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Service Shares: NFS LLC,
Melville, NY, owned approximately 667,098 shares (33.34%); Emjay Corporation,
Greenwood Village, CO, owned approximately 194,087 shares (9.70%); and
Industricorp and Co., Inc., Minneapolis, MN, owned approximately 138,449 shares
(6.92%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

National Financial Services LLC (NFS LLC) is organized in the state of
Massachusetts and is a subsidiary of Fidelity Brokerage Services LLC, organized in the state of Massachusetts. The parent of Fidelity Brokerage Services LLC is
FMR Corp., which is organized in the state of Massachusetts.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The  Board  is  responsible  for  managing  the  Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following  tables  give  information  about each Board  member  and  the  senior officers of the Fund. Where required, the  tables  separately list Board members who are "interested persons" of the Fund (i.e., "Interested"  Board members) and those  who are not (i.e., "Independent" Board members). Unless otherwise  noted, the address  of  each  person  listed is Federated Investors Tower, 1001 Liberty
Avenue,  Pittsburgh,  PA.  As of December  31,  2006,  the  Fund  comprised  one portfolio, and the Federated  Fund  Complex consisted of 45 investment companies
(comprising 148 portfolios). Unless otherwise  noted,  each  Officer  is elected annually.  Unless otherwise noted, each Board member oversees all portfolios  in the Federated Fund Complex and serves for an indefinite term.

As of April 9, 2007, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND        FROM FUND
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
FUND                                                                                                          YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
January 1984

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
July 1999        PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,273.92         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
August 1987

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND        FROM FUND
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
FUND                                                                                                          YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1,401.31         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1995

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,401.31         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1,401.31         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
February
1998

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                 $1,273.92         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1,273.92         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,401.31         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                 $1,698.56         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $629.14          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.               $1,273.92         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
February
1984

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;               $1,273.92         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior         $1,273.92         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
ADDRESS
POSITIONS
HELD WITH   PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
FUND
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
February
1984

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
February
1984

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER
Began
serving:
January
2006

ROBERT J.   PRINCIPAL OCCUPATIONS:  Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio
OSTROWSKI   Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a
Birth Date: Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a
April 26,   Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.
1963
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

DONALD T.   PRINCIPAL OCCUPATIONS: Donald T. Ellenberger has been the Fund's Portfolio Manager since June 2005. He is Vice President
ELLENBERGER of the Fund. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated
Birth Date: advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice
July 24,    President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for
1958        Mellon Bank, N. A.  Mr. Ellenberger received his M.B.A. in Finance from Stanford University.
VICE
PRESIDENT
Began
serving:
August 2005

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      None
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Eight
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund`s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       None
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                                              DOLLAR RANGE OF                AGGREGATE
                                                                                 SHARES OWNED          DOLLAR RANGE OF
                                      IN FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS          SHARES OWNED IN
INTERESTED                                                                                         FEDERATED FAMILY OF
BOARD MEMBER NAME                                                                                 INVESTMENT COMPANIES

John F. Donahue                                                                          None            Over $100,000
J. Christopher Donahue                                                                   None            Over $100,000
Lawrence D. Ellis, M.D.                                                                  None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                                                         None            Over $100,000
John T. Conroy, Jr.                                                                      None            Over $100,000
Nicholas P. Constantakis                                                                 None            Over $100,000
John F. Cunningham                                                                       None            Over $100,000
Peter E. Madden                                                                          None            Over $100,000
Charles F. Mansfield, Jr.                                                                None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                                        None            Over $100,000
Thomas M. O'Neill                                                                        None            Over $100,000
Marjorie P. Smuts                                                                        None            Over $100,000
John S. Walsh                                                                            None            Over $100,000
James F. Will                                                                            None                     None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

PORTFOLIO MANAGER INFORMATION

The following information about the Fund's Portfolio Manager is provided as of the end of the Fund's most recently completed fiscal year.

                                                                         NUMBER OF OTHER
                                                                       ACCOUNTS MANAGED/
                                        TOTAL NUMBER OF OTHER               TOTAL ASSETS
OTHER ACCOUNTS MANAGED BY                   ACCOUNTS MANAGED/        THAT ARE SUBJECT TO
DONALD T. ELLENBERGER                           TOTAL ASSETS*           PERFORMANCE FEES

Registered Investment Companies     6 Funds /$994.375 million                          0
Other Pooled Investment Vehicles                            0                          0
Other Accounts                   11 Accounts/$245.742 million 2 Accounts/$56.736 million

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None

Don Ellenberger is paid a fixed base salary and a variable annual incentive.
Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance.  The annual incentive amount is determined based primarily on Investment Product Performance
(IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors,
Inc. (Federated).  .The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., Merrill Lynch 1-3 Year Treasury
Index).  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted
above, Mr. Ellenberger is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks and performance measures.  The performance of certain of these accounts is excluded when calculating IPP.  Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager.  In addition, Mr. Ellenberger serves on one or more Investment Teams that establish guidelines on various performance drivers
(e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income funds.  A portion of the IPP score is based on Federated's senior management's assessment of team contributions.  A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relavent.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results.  Funding for the Financial
Success category maybe determined on a product or asset class basis, as well as on corporate financial results.  Senior Management determines individual
Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

In addition, Don Ellenberger was awarded a grant of restricted Federated stock.
Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.
Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").  The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website.  Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include percentage breakdowns of the portfolio by type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:


                                AVERAGE AGGREGATE DAILY
 MAXIMUM ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%                    on the first $5 billion
 0.125 of 1%                    on the next $5 billion
 0.100 of 1%                    on the next $10 billion
 0.075 of 1%                    on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent  registered  public  accounting  firm for the Fund,  Ernst &
Young LLP,  conducts its audits in  accordance  with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform  its audits to provide  reasonable  assurance  about  whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

 FOR THE YEAR ENDED FEBRUARY 28     2007           2006           2005
 Advisory Fee Earned                $1,489,485     $1,590,496     $2,020,739
 Advisory Fee Reduction             $1,018,240     $1,112,611     $1,375,116
 Advisory Fee Reimbursement         $515           $0             $0
 Administrative Fee                 $283,747       $302,989       $384,951
 12B-1 FEE:
  Institutional Service Shares      $65,708        --             --
 SHAREHOLDER SERVICES FEE:
  Institutional Shares              $9,208         --             --
  Institutional Service Shares      $62,641        --             --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended
February 28, 2007.

Yield is given for the 30-day period ended February 28, 2007.

                                                      30-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS

INSTITUTIONAL  SHARES:
Total Return
  Before Taxes                                        NA                4.72%      2.41%       4.14%
  After Taxes on Distributions                        NA                3.04%      1.33%       2.57%
  After Taxes on Distributions and Sale of Shares     NA                3.04%      1.42%       2.57%
Yield                                                 4.68%             NA         NA          NA

                                                      30-DAY PERIOD     1 YEAR     5 YEARS     10 YEARS

INSTITUTIONAL  SERVICE SHARES:
Total Return
  Before Taxes                                        NA                4.21%      2.07%       3.83%
  After Taxes on Distributions                        NA                2.72%      1.12%       2.38%
  After Taxes on Distributions and Sale of Shares     NA                2.71%      1.20%       2.38%
Yield                                                 4.25%             NA         NA          NA

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

WHO IS FEDERATED INVESTORS, INC.?

Federated and  its  subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with  independent  research,  product  breadth  and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad  array of global clients through a disciplined investment process  and  an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December   31,   2006,   Federated  managed  48  equity  funds  totaling
approximately  $28.7 billion in assets  across  growth,  value,  equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As of December 31,  2006,  Federated  managed  35  taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government,  U.S.  corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31,  2006,  Federated  managed  14  municipal  bond funds with approximately  $2.9 billion in assets and 22 municipal money market  funds  with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31,  2006,  Federated  managed $155.2 billion in assets across 51 money market funds, including 17 government,  11 prime, 22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5 billion,  $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for   oversight  of  the  various
investment  sectors  within  Federated  are: Stephen F. Auth,  CFA,  for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for Tax Free Fixed-Income; and Deborah A.  Cunningham,  CFA,  for  Money  Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended February 28,
2007 are incorporated herein by reference to the Annual Report to Shareholders of Federated U.S. Government Securities Fund: 1-3 Years dated February 28, 2007.


ADDRESSES

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

Institutional Shares

Institutional Service Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT

Citibank, N.A.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

SECURITY PRICING SERVICES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Advisors
Lipper, Inc.
Morgan Stanley Capital International, Inc.
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute
Astec Consulting Group, Inc.

Footnotes

[1] The Adviser may refer to types of securities (such as Treasury, agency, mortgage-backed or corporate debt securities) as "sectors" of the fixed-income market.

[2] In shareholder reports and other description of the Fund's investment strategy and performance, the Adviser may refer to the relative interest rates of securities with longer and shorter durations within a sector as a "yield curve."

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

STATEMENT OF ADDITIONAL INFORMATION
APRIL 30, 2007

CLASS Y SHARES
This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectuses for Federated U.S. Government
Securities Fund: 1-3 Years (Fund), dated April 30, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectuses or the Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Description of the Fund and its
                                         Investments and Risks..................
                                         Securities in Which the Fund Invests...
                                         What Do Shares Cost?...................
                                         How is the Fund Sold?..................
                                         Exchanging Securities for Shares.......
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Investment Ratings.....................
                                         Addresses..............................
                                         Appendix...............................
Federated U.S. Government Securities Fund: 1-3 Years
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

27405 (4/07)


Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

                                -0-

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on January 3,
1984.

The Board of Trustees (Board) has established three classes of shares of the
Fund, known as Institutional Shares, Institutional Service Shares and Class Y
Shares (Shares). This SAI relates only to Class Y Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

INVESTMENT OBJECTIVE
The Fund's investment objective is to provide current income. The investment objective may not be changed by the Fund's Board of Trustees without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this SAI.

INVESTMENT STRATEGIES
The Fund is intended to provide returns consistent with investments in short term obligations of the United States government and its agencies and instrumentalities. The Fund's overall strategy is therefore to invest in a portfolio consisting primarily of United States Treasury securities, United
States government agency securities with maturities of not less than one year and not more than three years, and related derivative contracts.  A description of the various types of securities and derivative contracts in which the Fund invests, other investment techniques used by the Fund, and their risks, immediately follows this strategy section.


The Adviser evaluates the Fund's investment strategy by comparing the performance of the Fund's portfolio to an index composed of United States
Treasury notes and bonds with maturities greater than or equal to one year and less than three years (the "Index"). The Fund currently uses the Merrill Lynch
1-3 Year Treasury Index as the Index. The Adviser's basic strategy seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. The Adviser tries to vary the portfolio's performance from the Index by, among other things:

      {circle}Varying the portfolio's effective duration as compared to the Index;

      {circle}Creating a portfolio of securities with a different mixture of effective durations as compared to the composition of the
           Index;

      {circle}Investing a larger percentage of the portfolio in certain types of securities[1] as compared to the composition of the
           Index, or investing in types of securities that are not
           included in the Index; and

      {circle}Investing a large percentage of the portfolio in a specific security as compared to the Index, or investing the portfolio in securities that are not included in the Index.

Under normal market conditions, the Adviser limits the extent to which it may vary the portfolio's effective duration to within 20% of the effective duration of the Index.

Effective duration provides a measure of the price sensitivity of a fixed-income security or portfolio of fixed-income securities to changes in interest rates.
The Adviser calculates the effective duration of the portfolio using standard analytical models that quantify the expected changes in the value of the portfolio resulting from changes in the applicable yield curve.[2] The Index may calculate its effective duration using different assumptions and models. The
Adviser will rely on its calculations for purposes of complying with any limitations established with respect to the portfolio's effective duration.

The Adviser bases the investment strategy principally on its market outlook, which analyzes historical and expected changes in:

      {circle}the overall level and volatility of interest rates,

      {circle}the slope and shape of yield curves, and

      {circle}the relative interest rates of different sectors.

The investment strategy will also reflect other factors (political developments or demographic trends, for example).

Teams of investment professionals formulate the Adviser's market outlook and otherwise attempt to anticipate changes in market conditions. They base their analysis on multiple factors, which may include:

      {circle}current and expected U.S. economic growth,

      {circle}current and expected changes in the rate of inflation,

      {circle}the level of interest rates in other countries as compared to U.S. interest rates,

      {circle}the Federal Reserve Board's monetary policy, and

      {circle}technical factors affecting the supply or demand for specific securities or types of securities.

There is no assurance that the Adviser's efforts to forecast market conditions and interest rates, or to assess the impact of changes in interest rates and the yield curve, will be successful.

These teams also recommend how to structure the portfolio in response to the market outlook. In order to manage the risks taken by the Fund, these recommendations may set additional limits on the extent to which the portfolio's duration and composition may vary from the Index. The Fund's portfolio manager follows these recommendations in selecting securities for the portfolio.
Decisions to purchase or sell particular securities or derivative contracts are based on a fundamental analysis of their sensitivity to changes in interest rates, interest rate volatility, the yield curve and inflation, among other factors. This analysis relies on information from a variety of sources (such as government securities dealers, electronic data services and financial publications), and employs quantitative models and analytic tools provided by third parties or developed by the Adviser. The analysis also draws on the experience of the Adviser's staff of investment analysts, portfolio managers and traders.

The portfolio manager uses this fundamental analysis to compare the potential returns from available securities with comparable durations, risks and other characteristics. However, there is no assurance that a security or derivative contract will perform as expected or that the fundamental analysis will incorporate all relevant information.

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy.  For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currencies or types of securities in which the Fund may invest directly.  The Fund may also, for example, use derivative contracts to:

   {circle}Increase or decrease the effective duration of the Fund portfolio;

   {circle}Obtain premiums from the sale of derivative contracts;

   {circle}Realize gains from trading a derivative contract; or

   {circle}Hedge against potential losses

There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended.

The Fund may also seek to increase its income by lending its portfolio securities.


The Fund may invest in overnight repurchase agreements or money market funds in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions. In the event that the Fund does not have sufficient cash for these purposes, it could incur overdrafts, enter into reverse repurchase agreements or otherwise borrow money in accordance with its investment limitations. The Fund also reserves the right to redeem Shares in kind with portfolio securities. See
PAYMENT METHOD FOR REDEMPTIONS-Redemptions In Kind. The Fund may also enter into repurchase agreements with longer terms (up to twelve months) if they offer higher returns than those expected from U.S. Treasury or agency securities having the same maturity.

Other U.S. government securities may also be offered on a delayed delivery basis. The Fund will enter into trades on this basis in order to participate in these offerings or trade these securities.

Because the Fund refers to United States government securities in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to invest, under normal circumstances, less than 80% of its assets in United States government investments.

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED-INCOME SECURITIES
Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.
 A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
 The following describes the types of fixed-income securities in which the Fund may invest:

TREASURY SECURITIES
Treasury securities are direct obligations of the federal government of the
United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States.
These include the Government National Mortgage Association, Small Business
Administration, Farm Credit System Financial Assistance Corporation, Farmer's
Home Administration, Federal Financing Bank, General Services Administration,
Department of Housing and Urban Development, Export-Import Bank, Overseas
Private Investment Corporation and Washington Metropolitan Area Transit
Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the
Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal
National Mortgage Association and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit System, Financing Corporation and Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.
 There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity.
These are referred to as pay-in-kind or PIK securities.

INFLATION-PROTECTED SECURITIES

Inflation-protected securities are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation.
If the index measuring inflation falls (deflation), the principal value or interest rate of the securities will be adjusted downward and consequently the interest payable on these securities will be reduced. U.S. Treasury Inflation-
Protected Securities, also known as "TIPs", are adjusted as to principal;
repayment of the original principal upon maturity of the security is guaranteed if the security is purchased when originally issued. With respect to other types of inflation-protected securities that are adjusted to the principal amount, the adjusted principal value of the security repaid at maturity may be less than the original principal. Most other types of inflation-protected securities, however, are adjusted with respect to the interest rate, which has a minimum coupon of
0%, and the principal value does not change.

DERIVATIVE CONTRACTS
Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts,
(each a "Reference Instrument" and collectively, "Reference Instruments").  Each party to a derivative contract is referred to as a counterparty.  Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument.  These types of derivatives are frequently referred to as "physically settled" derivatives.  Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument.  These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors make payments due under their contracts through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin accounts to reflect losses (or gains)
in the value of their contracts.  This protects investors against potential defaults by the counterparty.  Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date.  If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
Exchanges may limit the amount of open contracts permitted at any one time.
Such limits may prevent the Fund from closing out a position.  If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so).  Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks.  OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative contracts, including combinations thereof:

FUTURES CONTRACTS
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time.  Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset.  Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference
Instrument.  Futures contracts are considered to be commodity contracts. The
Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act.  Futures contracts traded OTC are frequently referred to as forward contracts.  The Fund can buy or sell financial futures (such as index futures and security futures).

OPTION CONTRACTS

Option contracts (also called "options") are rights to buy or sell a Reference
Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments.
Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts.  The Fund may buy or sell options on a Reference Instrument if it is permitted to own, invest, or otherwise have economic exposure to that instrument.  The Fund is not required to own a Reference Instrument, in order to buy or write an option on that
Reference Instrument.

The Fund may buy and/or sell the following types of options:

CALL OPTIONS
A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. The Fund may use call options in the following ways:

{circle}Buy call options on a Reference Instrument in anticipation of an increase in the value of the Reference Instrument; and

{circle}Write call options on a Reference Instrument to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the Reference Instrument.  If the Fund writes a call option on a
   Reference Instrument that it owns and that call option is exercised, the Fund foregoes any possible profit from an increase in the market price of the
   Reference Instrument over the exercise price plus the premium received.

PUT OPTIONS
A put option gives the holder the right to sell the Reference Instrument to the writer of the option. The Fund may use put options in the following ways:

{circle}Buy put options on a Reference Instrument in anticipation of a decrease in the value of the Reference Instrument; and

{circle}Write put options on a Reference Instrument to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the Reference Instrument. In writing puts, there is a risk that the
   Fund may be required to take delivery of the Reference Instrument when its current market price is lower than the exercise price.

The Fund may also buy or write options, as needed, to close out existing option positions.

Finally, the Fund may enter into combinations of options contracts in an attempt to benefit from changes in the prices of those options contracts (without regard to changes in the value of the Reference Instrument).

SWAP CONTRACTS

A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from
Reference Instruments.  Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the Reference Instruments.
The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.  Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS
Interest rate swaps are contracts in which one party agrees to make regular payments equal to a fixed or floating interest rate times a stated principal amount (commonly referred to as a "notional principal amount") in return for payments equal to a different fixed or floating rate times the same principal amount, for a specific period. For example, a $10 million London Interbank
Offered Rate (LIBOR) swap would require one party to pay the equivalent of the
London Interbank Offered Rate of interest (which fluctuates) on $10 million principal amount in exchange for the right to receive the equivalent of a stated
fixed rate of interest on $10 million principal amount.

TOTAL RETURN SWAPS

A total return swap is an agreement between two parties whereby one party agrees to make payments of the total return from a Reference Instrument (or a basket of such instruments) during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another Reference
Instrument.  Alternately, a total return swap can be structured so that one party will make payments to the other party if the value of a Reference
Instrument increases, but receive payments from the other party if the value of that instrument decreases.

CREDIT DEFAULT SWAPS
A credit default swap (CDS) is an agreement between two parties whereby one party (the "Protection Buyer") agrees to make payments over the term of the CDS to the other party (the "Protection Seller"), provided that no designated event of default, restructuring or other credit related event (each a "Credit Event")
occurs with respect to Reference Instrument that is usually a particular bond or the unsecured credit of an issuer, in general (the "Reference Obligation"). Many
CDS are physically settled, which means that if a Credit Event occurs, the
Protection Seller must pay the Protection Buyer the full notional value, or "par value," of the Reference Obligation in exchange for delivery by the Protection
Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the "Deliverable Obligation").  The
Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be "cash settled,"
which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event.  The Fund may be either the Protection Buyer or the
Protection Seller in a CDS.  If the Fund is a Protection Buyer and no Credit
Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the
CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit
Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller)
will pay the Protection Buyer the full notional value of the Reference
Obligation and receive the Deliverable Obligation from the Protection Buyer.  A
CDS may involve greater risks than if the Fund invested directly in the
Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS.

CAPS AND FLOORS

Caps and Floors are contracts in which one party agrees to make payments only if an interest rate or index goes above (Cap) or below (Floor) a certain level in return for a fee from the other party.


SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
 The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
 Repurchase agreements are subject to credit risks.

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds.  Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund.  Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program.  Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less.  The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests.  Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board.  The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks and leverage risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING
The Fund may lend portfolio securities to borrowers that the Fund's custodian deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.
 The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.
 Loans are subject to termination at the option of the Fund or the borrower. The
Fund will not have the right to vote on securities while they are on loan.
However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the
Adviser. However, there can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.
 Securities lending activities are subject to interest rate risks, leverage risks and credit risks.

ASSET SEGREGATION
In accordance with the Securities and Exchange Commission (SEC) and SEC staff positions regarding the interpretation of the Investment Company Act of 1940
(1940 Act), with respect to derivatives that create a future payment obligation of the Fund, the Fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC- or staff-approved measures, while the derivative contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the
Fund must cover its open positions by setting aside cash or readily marketable securities equal to the contracts' full, notional value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Fund is permitted to set aside cash or readily marketable securities in an amount equal to the Fund's daily marked-to-market (net) obligations, if any
(i.e., the Fund's daily net liability, if any), rather than the notional value.

The Fund will employ another approach to segregating assets to cover options that it sells. If the Fund sells a call option, the Fund will set aside either the Reference Instrument subject to the option, cash or readily marketable securities with a value that equals or exceeds the current market value of the
Reference Instrument. In no event, will the value of the cash or readily marketable securities set aside by the Fund be less than the exercise price of the call option. If the Fund sells a put option, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the exercise price of the put option.

The Fund's asset segregation approach for swap agreements varies among different types of swaps. For example, if the Fund enters into a credit default swap as the Protection Buyer, then it will set aside cash or readily marketable securities necessary to meet any accrued payment obligations under the swap. By comparison, if the Fund enters into a credit default swap as the Protection
Seller, then the Fund will set aside cash or readily marketable securities equal to the full notional amount of the swap that must be paid upon the occurrence of a Credit Event. For some other types of swaps, such as interest rate swaps, the
Fund will calculate the obligations of the counterparties to the swap on a net basis. Consequently, the Fund's current obligation (or rights) under this type of swap will equal only the net amount to be paid or received based on the relative values of the positions held by each counterparty to the swap (the "net amount"). The net amount currently owed by or to the Fund will be accrued daily and the Fund will set aside cash or readily marketable securities equal to any accrued but unpaid net amount owed by the Fund under the swap.

The Fund may reduce the liquid assets segregated to cover obligations under a derivative contract by entering into an offsetting derivative contract. For example, if the Fund sells a put option for the same Reference Instrument as a call option the Fund has sold, and the exercise price of the call option is the same as or higher than the exercise price of the put option, then the Fund may net its obligations under the options and set aside cash or readily marketable securities (including any margin deposited for the options) with a value equal to the greater of (a) the current market value of the Reference Instrument deliverable under the call option or (b) the exercise price of the put option.

By setting aside cash or readily marketable securities equal to only its net obligations under swaps and certain cash-settled derivative contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate cash or readily marketable securities equal to the full notional value of such contracts. The use of leverage involves certain risks. See "Risk Factors." Unless the Fund has other cash or readily marketable securities to set aside, it cannot trade assets set aside in connection with derivative contracts or special transactions without entering into an offsetting derivative contract or terminating a special transaction. This may cause the
Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

Generally, special transactions do not cash-settle on a net basis. Consequently, with respect to special transactions, the Fund will set aside cash or readily marketable securities with a value that equals or exceeds the Fund's obligations.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. These other investment companies are managed independently of the Fund and incur additional expenses. Therefore, any such investment by the Fund may be subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses.

HEDGING
Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The
Fund may also attempt to hedge by using combinations of different derivative contracts, or derivative contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivative contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivative contracts that cover a narrow range of circumstances or (3) involve the sale of derivative contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS
   {circle}Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.
   {circle}Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the
      Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
CALL RISKS
   {circle}Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its
         current market price. An increase in the likelihood of a call may reduce the security's price.
   {circle}If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
LIQUIDITY RISKS
Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. *OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

PREPAYMENT RISKS
   {circle}Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal.  Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans.  These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

   {circle}For example, when interest rates decline, the values of mortgage-
      backed securities generally rise.  However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.  Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

   {circle}Conversely, when interest rates rise, the values of mortgage-backed securities generally fall.  Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

   {circle}Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield.  The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread).  An increase in the spread will cause the price of the mortgage-backed security to decline.  Spreads generally increase in response to adverse economic or market conditions.  Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS
The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying
Reference or Valuation Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings.  Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty.  Fourth, derivative contracts and hybrid instruments may cause the
Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in
OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the
Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies).
Finally, derivative contracts and hybrid instruments may also involve other risks described herein or in the Fund's prospectus, such as interest rate, credit, liquidity and leverage risks.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser.  Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities.  Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."

FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective of the F und is to provide current income. The investment objective may not be changed by the Fund's Trustees without shareholder approval.


INVESTMENT LIMITATIONS

BORROWING MONEY AND ISSUING SENIOR SECURITIES
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

LENDING
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

DIVERSIFICATION
With respect to securities comprising 75% of the value of its total assets, the
Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies)
if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.
THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

PURCHASES ON MARGIN
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
 Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
 As a matter of operating policy, the Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."  Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover will be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. During the fiscal years ended February 28, 2007 and February 28, 2006, the portfolio turnover rates were 167% and 45%, respectively.

DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

{circle}futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.  Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option.  The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

{circle}for credit default swaps, according to prices as furnished by an independent pricing service which are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors;

{circle}for total return swaps, based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors;

   {circle}for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end regulated investment companies, based on net asset value (NAV); and

{circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. The Board has approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.


Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries.  In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser).  While National Association of
Securities Dealers (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources.  In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive
Service Fees. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds.  These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing.  The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs.  A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services.  In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares.  Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees.  The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries.  Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

EXCHANGING SECURITIES FOR SHARES

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares of all series entitled to vote.


As of April 9, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class Y Shares: Jeff Davis Bank and Trust,
Jennings, LA, owned approximately 5,707,417 shares (84.23%); and Farmers &
Merchants Bank of Long Beach, Long Beach, CA, owned approximately 686,412 shares
(10.13%).

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

Jeff Davis Bank and Trust is organized in the state of Louisiana and is a subsidiary of Jeff Davis Bancshares Inc., organized in the state of Louisiana.


TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund is entitled to a loss carry-forward, which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The  Board  is  responsible  for  managing  the  Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following  tables  give  information  about each Board  member  and  the  senior officers of the Fund. Where required, the  tables  separately list Board members who are "interested persons" of the Fund (i.e., "Interested"  Board members) and those  who are not (i.e., "Independent" Board members). Unless otherwise  noted, the address  of  each  person  listed is Federated Investors Tower, 1001 Liberty
Avenue,  Pittsburgh,  PA.  As of December  31,  2006,  the  Fund  comprised  one portfolio, and the Federated  Fund  Complex consisted of 45 investment companies
(comprising 148 portfolios). Unless otherwise  noted,  each  Officer  is elected annually.  Unless otherwise noted, each Board member oversees all portfolios  in the Federated Fund Complex and serves for an indefinite term.

As of April 9, 2007, the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND        FROM FUND
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
FUND                                                                                                          YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
JOHN F.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                       $0               $0
DONAHUE*         Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund
Birth Date:      Complex's Executive Committee.
July 28,
1924             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
TRUSTEE          Investment Management Company and Chairman and Director, Federated Investment
Began            Counseling.
serving:
January 1984

J.               PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the Federated               $0               $0
CHRISTOPHER      Fund Complex; Director or Trustee of some of the Funds in the Federated Fund
DONAHUE*         Complex; President, Chief Executive Officer and Director, Federated Investors,
Birth Date:      Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee,
April 11,        Federated Investment Counseling; Chairman and Director, Federated Global
1949             Investment Management Corp.; Chairman, Federated Equity Management Company of
PRESIDENT        Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of
AND TRUSTEE      Federated); Trustee, Federated Shareholder Services Company; Director, Federated
Began            Services Company.
serving:
July 1999        PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                 Chief Executive Officer, Federated Investment Management Company, Federated
                 Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.      PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,273.92         $180,000
ELLIS, M.D.*     Professor of Medicine, University of Pittsburgh; Medical Director, University of
Birth Date:      Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,      University of Pittsburgh Medical Center.
1932
3471 Fifth       OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society of
Avenue           America.
Suite 1111
Pittsburgh,      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
PA               Pittsburgh Medical Center.
TRUSTEE
Began
serving:
August 1987

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME
BIRTH DATE                                                                                                AGGREGATE            TOTAL
ADDRESS                                                                                                COMPENSATION     COMPENSATION
POSITIONS        PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                             FROM FUND        FROM FUND
HELD WITH        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                     (PAST FISCAL              AND
FUND                                                                                                          YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)
THOMAS G.        PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1,401.31         $198,000
BIGLEY
Birth Date:      OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,      Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old           PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Timber Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
October 1995

JOHN T.          PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,401.31         $198,000
CONROY, JR.      Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:      private real estate ventures in Southwest Florida.
June 23,
1937             PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Investment       President, John R. Wood and Associates, Inc., Realtors; President, Naples
Properties       Property Management, Inc. and Northgate Village Development Corporation.
Corporation
3838 North
Tamiami
Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.      PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1,401.31         $198,000
CONSTANTAKIS
Birth Date:      OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,     Baker Corporation (engineering and energy services worldwide).
1939
175              PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Woodshire
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
February
1998

JOHN F.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                 $1,273.92         $180,000
CUNNINGHAM       Director, QSGI, Inc. (technology services company).
Birth Date:
March 5,         OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
1943             Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston
353 El           College.
Brillo Way
Palm Beach,      PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
FL               (computer storage systems); Chairman of the Board and Chief Executive Officer,
TRUSTEE          Computer Consoles, Inc.; President and Chief Operating Officer, Wang
Began            Laboratories; Director, First National Bank of Boston; Director, Apollo Computer,
serving:         Inc.
January 1999

PETER E.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1,273.92         $180,000
MADDEN
Birth Date:      OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942             PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal        President, State Street Bank and Trust Company and State Street Corporation
Palm Way         (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal        Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way         Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1,401.31         $198,000
MANSFIELD,       Management Consultant.
JR.
Birth Date:      PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,        Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail
1945             Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA
80 South         (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of
Road             Banking and Finance, Frank G. Zarb School of Business, Hofstra University;
Westhampton      Executive Vice President DVC Group, Inc. (marketing, communications and
Beach, NY        technology).
TRUSTEE
Began
serving:
January 1999

JOHN E.          PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                 $1,698.56         $234,000
MURRAY, JR.,     Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.     Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,     OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932             construction, operations and technical services).
Chancellor,
Duquesne         PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University       University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,      University School of Law.
PA
TRUSTEE
Began
serving:
February
1995

THOMAS M.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                  $629.14          $45,000
O'NEILL          Managing Director and Partner, Navigator Management Company, L.P. (investment and
Birth Date:      strategic consulting).
June 14,
1951             OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
95 Standish      Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
Street
P.O. Box         PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
2779             Chief Investment Officer, Fleet Investment Advisors; President and Chief
Duxbury, MA      Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
TRUSTEE          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
Began            Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.
serving:
October 2006
MARJORIE P.      PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex.               $1,273.92         $180,000
SMUTS
Birth Date:      PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference Coordinator;
June 21,         National Spokesperson, Aluminum Company of America; television producer;
1935             President, Marj Palmer Assoc.; Owner, Scandia Bord.
4905 Bayard
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
February
1984

JOHN S.          PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex;               $1,273.92         $180,000
WALSH            President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
Birth Date:      heaters); President and Director, Manufacturers Products, Inc. (distributor of
November 28,     portable construction heaters); President, Portable Heater Parts, a division of
1957             Manufacturers Products, Inc.
2604 William
Drive            PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
Valparaiso,
IN
TRUSTEE
Began
serving:
January 1999
JAMES F.         PRINCIPAL OCCUPATIONS:  Director or Trustee of the Federated Fund Complex; Prior         $1,273.92         $134,416
WILL             to June 2006, Vice Chancellor and President, Saint Vincent College.
Birth Date:
October 12,      OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
1938
721 E.           PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco, Inc.;
McMurray         President and Chief Executive Officer, Cyclops Industries; President and Chief
Road             Operating Officer, Kaiser Steel Corporation.
McMurray PA
TRUSTEE
Began
serving:
April 2006

OFFICERS**

NAME
BIRTH DATE
ADDRESS
POSITIONS
HELD WITH   PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
FUND
DATE
SERVICE
BEGAN
JOHN W.     PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive
MCGONIGLE   Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26, PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director,
1938        Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE
VICE
PRESIDENT
AND
SECRETARY
Began
serving:
February
1984

RICHARD A.  PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President,
NOVAK       Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services,
Birth Date: Inc. and Southpointe Distribution Services, Inc.
December
25, 1963    PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held
TREASURER   various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.
Began
serving:
January
2006

RICHARD B.  PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER      Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17,     PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice
1923        President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.
VICE
PRESIDENT
Began
serving:
February
1984

BRIAN P.    PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President
BOUDA       and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda
Birth Date: joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.
February
28, 1947
CHIEF
COMPLIANCE
OFFICER
Began
serving:
January
2006

ROBERT J.   PRINCIPAL OCCUPATIONS:  Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio
OSTROWSKI   Manager in 1990. He was named Chief Investment Officer of taxable fixed-income products in 2004 and also serves as a
Birth Date: Senior Portfolio Manager. He has been a Senior Vice President of the Fund's Adviser since 1997. Mr. Ostrowski is a
April 26,   Chartered Financial Analyst. He received his M.S. in Industrial Administration from Carnegie Mellon University.
1963
CHIEF
INVESTMENT
OFFICER
Began
serving:
May 2004

DONALD T.   PRINCIPAL OCCUPATIONS: Donald T. Ellenberger has been the Fund's Portfolio Manager since June 2005. He is Vice President
ELLENBERGER of the Fund. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated
Birth Date: advisory subsidiary. He became a Senior Vice President of the Fund's Adviser in January 2005 and served as a Vice
July 24,    President of the Fund's Adviser from 1997 through 2004. From 1986 to 1996, he served as a Trader/Portfolio Manager for
1958        Mellon Bank, N. A.  Mr. Ellenberger received his M.B.A. in Finance from Stanford University.
VICE
PRESIDENT
Began
serving:
August 2005

**Officers do not receive any compensation from the Fund.

In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

                                                                                                                           MEETINGS
BOARD          COMMITTEE                                                                                                   HELD
COMMITTEE      MEMBERS          COMMITTEE FUNCTIONS                                                                        DURING
                                                                                                                           LAST
                                                                                                                           FISCAL
                                                                                                                           YEAR

EXECUTIVE      John F.          In between meetings of the full Board, the Executive Committee generally may exercise      None
               Donahue          all the powers of the full Board in the management and direction of the business and
               John E.          conduct of the affairs of the Trust in such manner as the Executive Committee shall
               Murray, Jr.,     deem to be in the best interests of the Trust.  However, the Executive Committee
               J.D., S.J.D.     cannot elect or remove Board members, increase or decrease the number of Trustees,
               John S.          elect or remove any Officer, declare dividends, issue shares or recommend to
               Walsh            shareholders any action requiring shareholder approval.

AUDIT          Thomas G.        The purposes of the Audit Committee are to oversee the accounting and financial            Eight
               Bigley           reporting process of the Fund, the Fund`s internal control over financial reporting,
               John T.          and the quality, integrity and independent audit of the Fund`s financial statements.
               Conroy, Jr.      The Committee also oversees or assists the Board with the oversight of compliance with
               Nicholas P.      legal requirements relating to those matters, approves the engagement and reviews the
               Constantakis     qualifications, independence and performance of the Fund`s independent registered
               Charles F.       public accounting firm, acts as a liaison between the independent registered public
               Mansfield,       accounting firm and the Board and reviews the Fund`s internal audit function.
               Jr.

NOMINATING     Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees, selects       None
               Bigley           and nominates persons for election to the Fund`s Board when vacancies occur. The
               John T.          Committee will consider candidates recommended by shareholders, Independent Trustees,
               Conroy, Jr.      officers or employees of any of the Fund`s agents or service providers and counsel to
               Nicholas P.      the Fund. Any shareholder who desires to have an individual considered for nomination
               Constantakis     by the Committee must submit a recommendation in writing to the Secretary of the Fund,
               John F.          at the Fund's address appearing on the back cover of this Statement of Additional
               Cunningham       Information. The recommendation should include the name and address of both the
               Peter E.         shareholder and the candidate and detailed information concerning the candidate's
               Madden           qualifications and experience. In identifying and evaluating candidates for
               Charles F.       consideration, the Committee shall consider such factors as it deems appropriate.
               Mansfield,       Those factors will ordinarily include:  integrity, intelligence, collegiality,
               Jr.              judgment, diversity, skill, business and other experience, qualification as an
               John E.          "Independent Trustee," the existence of material relationships which may create the
               Murray, Jr.      appearance of a lack of independence, financial or accounting knowledge and
               Thomas M.        experience, and dedication and willingness to devote the time and attention necessary
               O'Neill          to fulfill Board responsibilities.
               Marjorie P.
               Smuts
               John S.
               Walsh
               James F.
               Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006

                                                                              DOLLAR RANGE OF                AGGREGATE
                                                                                 SHARES OWNED          DOLLAR RANGE OF
                                      IN FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS          SHARES OWNED IN
INTERESTED                                                                                         FEDERATED FAMILY OF
BOARD MEMBER NAME                                                                                 INVESTMENT COMPANIES

John F. Donahue                                                                          None            Over $100,000
J. Christopher Donahue                                                                   None            Over $100,000
Lawrence D. Ellis, M.D.                                                                  None            Over $100,000

INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                                                         None            Over $100,000
John T. Conroy, Jr.                                                                      None            Over $100,000
Nicholas P. Constantakis                                                                 None            Over $100,000
John F. Cunningham                                                                       None            Over $100,000
Peter E. Madden                                                                          None            Over $100,000
Charles F. Mansfield, Jr.                                                                None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                                                        None            Over $100,000
Thomas M. O'Neill                                                                        None            Over $100,000
Marjorie P. Smuts                                                                        None            Over $100,000
John S. Walsh                                                                            None            Over $100,000
James F. Will                                                                            None                     None


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

PORTFOLIO MANAGER INFORMATION

The following information about the Fund's Portfolio Manager is provided as of the end of the Fund's most recently completed fiscal year.

                                                                         NUMBER OF OTHER
                                                                       ACCOUNTS MANAGED/
                                        TOTAL NUMBER OF OTHER               TOTAL ASSETS
OTHER ACCOUNTS MANAGED BY                   ACCOUNTS MANAGED/        THAT ARE SUBJECT TO
DONALD T. ELLENBERGER                           TOTAL ASSETS*           PERFORMANCE FEES

Registered Investment Companies     6 Funds /$994.375 million                          0
Other Pooled Investment Vehicles                            0                          0
Other Accounts                   11 Accounts/$245.742 million 2 Accounts/$56.736 million

*None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of shares owned in the Fund: None

Don Ellenberger is paid a fixed base salary and a variable annual incentive.
Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager's experience and performance.  The annual incentive amount is determined based primarily on Investment Product Performance
(IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a combination of cash and restricted stock of Federated Investors,
Inc. (Federated).  .The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the Fund's benchmark (i.e., Merrill Lynch 1-3 Year Treasury
Index).  Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded.  As noted
above, Mr. Ellenberger is also the portfolio manager for other accounts in addition to the Fund.  Such other accounts may have different benchmarks and performance measures.  The performance of certain of these accounts is excluded when calculating IPP.  Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager.  In addition, Mr. Ellenberger serves on one or more Investment Teams that establish guidelines on various performance drivers
(e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income funds.  A portion of the IPP score is based on Federated's senior management's assessment of team contributions.  A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relavent.

The Financial Success category is designed to tie the portfolio manager's bonus, in part, to Federated's overall financial results.  Funding for the Financial
Success category maybe determined on a product or asset class basis, as well as on corporate financial results.  Senior Management determines individual
Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

In addition, Don Ellenberger was awarded a grant of restricted Federated stock.
Awards of restricted stock are discretionary and are made in variable amounts based on the subjective judgment of Federated's senior management.

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.
Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars").  The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.


SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio.  The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted.  Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors.  However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill").  The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation.  The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election.  In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board.  For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board.  The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting.  For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies.  The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions.  The Proxy Committee directs ISS by means of Proxy
Voting Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines).  However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.  The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor.  This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote.  A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes.  Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication.  Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted.  If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions.  If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company.  If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website.  Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month.  The summary portfolio composition information may include percentage breakdowns of the portfolio by type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link.  A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters.  The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF.  Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund.  Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors.  Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services.  The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies.  Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest.  A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund.  The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders.  In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply.  No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information.  Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security.  Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided.  Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished.  The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere.  The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.


Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:


                                AVERAGE AGGREGATE DAILY
 MAXIMUM ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%                    on the first $5 billion
 0.125 of 1%                    on the next $5 billion
 0.100 of 1%                    on the next $10 billion
 0.075 of 1%                    on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES

 FOR THE YEAR ENDED FEBRUARY 28     2007           2006           2005
 Advisory Fee Earned                $1,489,485     $1,590,496     $2,020,739
 Advisory Fee Reduction             $1,018,240     $1,112,611     $1,375,116
 Advisory Fee Reimbursement         $515           $0             $0
 Administrative Fee                 $283,747       $302,989       $384,951
 SHAREHOLDER SERVICES FEE:
  Class Y Shares                    $--            --             --
Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and Start of Performance periods ended February 28, 2007.

Yield is given for the 30-day period ended February 28, 2007.

                                                      30-DAY PERIOD     1 YEAR     5 YEARS     START OF PERFORMANCE ON 8/1/2001

CLASS Y SHARES:
Total Return
  Before Taxes                                        NA                4.72%      2.57%       2.90%
  After Taxes on Distributions                        NA                3.04%      1.44%       1.72%
  After Taxes on Distributions and Sale of Shares     NA                3.04%      1.52%       1.77%
Yield                                                 4.74%             NA         NA          NA

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.  Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

WHO IS FEDERATED INVESTORS, INC.?

Federated and  its  subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with  independent  research,  product  breadth  and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad  array of global clients through a disciplined investment process  and  an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES
As  of  December   31,   2006,   Federated  managed  48  equity  funds  totaling
approximately  $28.7 billion in assets  across  growth,  value,  equity  income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As of December 31,  2006,  Federated  managed  35  taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government,  U.S.  corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As  of  December  31,  2006,  Federated  managed  14  municipal  bond funds with approximately  $2.9 billion in assets and 22 municipal money market  funds  with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31,  2006,  Federated  managed $155.2 billion in assets across 51 money market funds, including 17 government,  11 prime, 22 municipal and 1 euro-
denominated  with  assets  approximating  $63.5 billion,  $64.0  billion,  $27.6 billion and $82.9 million.

The  Chief  Investment  Officers  responsible  for   oversight  of  the  various
investment  sectors  within  Federated  are: Stephen F. Auth,  CFA,  for  Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for Tax Free Fixed-Income; and Deborah A.  Cunningham,  CFA,  for  Money  Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended February 28,
2007 are incorporated herein by reference to the Annual Report to Shareholders of Federated U.S. Government Securities Fund: 1-3 Years dated February 28, 2007.


ADDRESSES

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS

Class Y Shares

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT

Citibank, N.A.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

SECURITY PRICING SERVICES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Advisors
Lipper, Inc.
Morgan Stanley Capital International, Inc.
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute
Astec Consulting Group, Inc.

Footnotes

[1] The Adviser may refer to types of securities (such as Treasury, agency, mortgage-backed or corporate debt securities) as "sectors" of the fixed-income market.

[2] In shareholder reports and other description of the Fund's investment strategy and performance, the Adviser may refer to the relative interest rates of securities with longer and shorter durations within a sector as a "yield curve."

PART C.      OTHER INFORMATION.

Item 23.     Exhibits:

             (a)    (i)          Conformed copy of Amendment No. 1 and
                                 Restated Declaration of Trust of the
                                 Registrant; (9)
                    (ii)         Conformed copy of Amendment No. 2 to
                                 Declaration of Trust of the Registrant;
                                 (16)
                    (iii)        Conformed copy of Amendment No. 3 to
                                 Declaration of Trust of the Registrant;
                                 (11)
                    (iv)         Conformed copy of Amendment No. 4 to
                                 Declaration of Trust of the Registrant;
                                 (17)
                    (v)          Conformed copy of Amendment No. 5 to
                                 Declaration of Trust of the Registrant;
                                 (17)
             (b)    (i)          Copy of the Amended By-Laws of the
                                 Registrant; (11)
                    (ii)         Copies of Amendment Nos. 1, 2 and 3 to
                                 the By-Laws of the Registrant; (14)
                    (iii)        Copy of Amendment No. 4 to the By-Laws
                                 of the Registrant; (15)
                    (iv)         Copy of Amendment No. 5 to the By-Laws
                                 of the Registrant; (15)
                    (v)          Copy of Amendment No. 6 to the By-Laws
                                 of the Registrant; (15)
                    (vi)         Copy of Amendment No. 7 to the By-Laws
                                 of the Registrant; (19)
                    (vii)        Copy of Amendment No. 8 to the By-Laws
                                 of the Registrant; (20)
                    (viii)       Copy of Amendment No. 9 to the By-Laws
                                 of the Registrant (22)
                    (ix)         Copy of Amendment No. 10 to the By-Laws
                                 of the Registrant (22)
                    (x)          Copy of Amendment No. 11 to the By-Laws
                                 of the Registrant (22)
             (c)                 Copy of Specimen Certificate of Shares
                                 of Beneficial Interest of the
                                 Registrant; (11)
             (d)                 Conformed copy of the Investment
                                 Advisory Contract of the Registrant;
                                 (10)
                    (i)          Conformed copy of Limited Power of
                                 Attorney of the Adviser; (18)
                    (ii)         Conformed copy of Amendment to
                                 Investment Advisory Contract of the
                                 Registrant, dated June 1, 2001; (18)
             (e)    (i)          Conformed copy of the Distributor's
                                 Contract of the Registrant; (11)
                    (ii)         Conformed copy of Exhibit A to
                                 Distributor's Contract of the
                                 Registrant; (17)
                    (iii)        Conformed copy of Exhibit B to
                                 Distributor's Contract of the
                                 Registrant; (17)
                    (iv)         Conformed copy of Exhibit C to
                                 Distributor's Contract of the
                                 Registrant; (18)
                    (v)          Conformed copy of Amendment to
                                 Distributor's Contract of the
                                 Registrant, dated June 1, 2001; (18)
                    (vi)         Conformed copy of Amendment to
                                 Distributor's Contract of the
                                 Registrant dated October 1, 2003; (20)
                    (vii)        The Registrant hereby incorporates the
                                 conformed copy of the specimen Mutual
                                 Funds Sales and Service Agreement;
                                 Mutual Funds Service Agreement; and
                                 Plan Trustee/Mutual Funds Service
                                 Agreement from Item 24(b)(6) of the
                                 Cash Trust Series II Registration
                                 Statement on Form N-1A filed with the
                                 Commission on July 24, 1995.  (File
                                 Nos. 33-38550 and 811-6269);
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of the Custodian
                                 Agreement of the Registrant; (11)
                    (ii)         Conformed copy of Custodian Fee
                                 Schedule; (14)
             (h)    (i)          The responses described in Item
                                 23(e)(vii) are hereby incorporated by
                                 reference.
                    (ii)         The Registrant hereby incorporates by
                                 reference the conformed copy of the
                                 Financial Administration and Accounting
                                 Services Agreement, with attached
                                 Exhibit A revised 6/1/06, from Item 23
                                 (h)(viii) of the Federated Total Return
                                 Government Bond Fund Registration
                                 Statement on Form N-1A, filed with the
                                 Commission on April 26, 2006. (File
                                 Nos. 33-60411 and 811-07309)
                     (iii)       The Registrant hereby incorporates the
                                 conformed copy of the Transfer Agency
                                 and Fund and Service Agreement between
                                 the Federated Funds listed on Schedule
                                 A revised 3/1/06, form Item (h (ix) of
                                 the Federated Total Return Government
                                 Bond Fund Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 April 26, 2006. (File Nos. 33-60411 and
                                 811-07309).
                    (iv)         The Registrant hereby incorporates by
                                 reference the conformed copy of
                                 Amendment No. 3 to the Agreement for
                                 Administrative Services Company and the
                                 Registrant dated June 1, 2005, from
                                 Item 23 (h) (ii) of the Cash Trust
                                 Series, Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 July 27, 2005. (File Nos. 33-29838 and
                                 811-5843).
                    (v)          Conformed copy of Financial
                                 Administration Accounting and Services
                                 Agreement, dated January 1, 2007; (+)
             (i)                 Copy of the Opinion of Counsel as to
                                 the Legality of the shares being
                                 registered; (13)
             (j)                 Conformed copy of Consent of
                                 Independent Registered Public
                                 Accountants; (+)
             (k)                 Not applicable;
             (l)                 Copy of Initial Capital Understanding;
                                 (14)
             (m)    (i)          Conformed copy of Distribution Plan of
                                 the Registrant with attached Exhibit A;
                                 (21)
                    (ii)         The responses described in Item
                                 23(e)(vii) are hereby incorporated by
                                 reference;
             (n)    (i)          The Registrant hereby incorporates the
                                 Copy of the Multiple Class Plan
                                 attached Exhibits from Item (n) of the
                                 Federated Total Return Government Bond
                                 Fund Registration statement on Form N-
                                 1A, filed with the Commission on April
                                 26, 2006 (File Nos. 33-60411 and 811-
                                 07309).
             (o)    (i)          Conformed copy of Power of Attorney of
                                 the Registrant; (17)
                    (ii)         Conformed copy of Power of Attorney of
                                 Chief Investment Officer of the
                                 Registrant; (17)
                    (iii)        Conformed copy of Power of Attorney of
                                 Treasurer of the Registrant; (22)
                    (iv)         Conformed copy of Power of Attorney of
                                 Trustee of the Registrant; (22)
                    (v)          Conformed copy of Power of Attorney of
                                 Trustee of the Registrant; (22)
                    (vi)         Conformed copy of Power of Attorney of
                                 Trustee of the Registrant; (+)
             (p)                 The Registrant hereby incorporates the
                                 conformed copy of the Code of Ethics
                                 for Access Persons effective 1/1/2005,
                                 from Item 23(p) of the Money Market
                                 Obligations Trust Registration
                                 Statement on Form N-1A filed with the
                                 Commission February 25, 2005.  (File
                                 Nos. 33-31602 and 811-5950).

+      All Exhibits have been filed electronically.

9.     Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 19 to its Registration Statement on Form
       N-1A filed February 26, 1993. (File Nos. 2-89028 and 811-3947).
10.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 23 to its Registration Statement on Form
       N-1A filed April 27, 1994. (File Nos. 2-89028 and 811-3947).
11.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 25 to its Registration Statement on Form
       N-1A filed April 17, 1995. (File Nos. 2-89028 and 811-3947).
13.    Response is incorporated by reference to Registrant's Pre-
       Effective Amendment No. 1 to its Registration Statement on Form
       N-1A filed March 6, 1984. (File Nos. 2-89028 and 811-3947).
14.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 30 to its Registration Statement on Form
       N-1A filed April 24, 1998. (File Nos. 2-89028 and 811-3947).
15.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 31 to its Registration Statement on Form
       N-1A filed February 26, 1999. (File Nos. 2-89028 and 811-3947).
16.    Response is incorporated by reference to Registrant's Post-
       Effective   Amendment No. 33 to its Registration Statement on
       Form N-1A filed April 25, 2000.  (File Nos. 2-89028 and 811-
       3947).
17.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 35 to its Registration Statement on Form
       N-1A filed April 27, 2001.  (File Nos. 2-89028 and 811-3947).
18.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 36 to its Registration Statement on Form
       N-1A filed April 26, 2002. (File Nos. 2-89028 and 811-3947).
19.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 38 to its Registration Statement on Form
       N-1A filed April 30, 2003. (File Nos. 2-89028 and 811-3947).
20.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 38 to its Registration Statement on Form
       N-1A filed April 29, 2004. (File Nos. 2-89028 and 811-3947).
21.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 39 to its Registration Statement on Form
       N-1A filed April 28, 2005. (File Nos. 2-89028 and 811-3947).
22.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 40 to its Registration Statement on Form
       N-1A filed April 28, 2006. (File Nos. 2-89028 and 811-3947).

Item 24.     Persons Controlled by or Under Common Control with the
             Fund:

                    None

Item 25.     Indemnification:   (1)

Item 26.     Business and Other Connections of Investment Adviser:

             For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides
             Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
             Thomas R. Donahue, (Chief Financial Officer, Federated Investors,
             Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B.
             Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty
             Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner,
             Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box
             2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer:                  John B. Fisher

Vice Chairman:                                       William D. Dawson, III

Senior Vice Presidents:                              Todd Abraham
                                                     J. Scott Albrecht
                                                     Joseph M. Balestrino
                                                     Randall Bauer
                                                     Jonathan C. Conley
                                                     Deborah A. Cunningham
                                                     Mark E. Durbiano
                                                     Donald T. Ellenberger
                                                     Susan R. Hill
                                                     Robert M. Kowit
                                                     Jeffrey A. Kozemchak
                                                     Mary Jo Ochson
                                                     Robert J. Ostrowski
                                                     Ihab Salib
                                                     Paige Wilhelm

Vice Presidents:                                     Nancy J.Belz
                                                     G. Andrew Bonnewell
                                                     Hanan Callas
                                                     Jerome Conner
                                                     James R. Crea, Jr.
Karol Crummie
                                                     Lee R. Cunningham, II
                                                     B. Anthony Delserone,Jr.
William Ehling  Eamonn G. Folan
                                                     Richard J. Gallo
                                                     John T. Gentry
                                                     Kathyrn P. Glass
                                                     Patricia L. Heagy
                                                     William R. Jamison
                                                     Nathan H. Kehm
                                                     John C. Kerber
                                                     J. Andrew Kirschler
                                                     Marian R. Marinack
                                                     Kevin McCloskey
                                                     John W. McGonigle
                                                     Natalie F. Metz
                                                     Thomas J. Mitchell
                                                     Joseph M. Natoli
                                                     Bob Nolte
                                                     Mary Kay Pavuk
                                                     Jeffrey A. Petro
                                                     John Polinski
                                                     Rae Ann Rice
                                                     Brian Ruffner
                                                     Roberto Sanchez-Dahl,Sr.
                                                     John Sidawi
                                                     Michael W. Sirianni, Jr.
                                                     Christopher Smith
                                                     Kyle Stewart
                                                     Mary Ellen Tesla
                                                     Timothy G. Trebilcock
                                                     Paolo H. Valle
                                                     Stephen J. Wagner
                                                     Mark Weiss
                                                     George B. Wright

Assistant Vice Presidents:                           Jason DeVito
                                                     Bryan Dingle
                                                     Timothy Gannon
                                                     James Grant
                                                     Tracey L. Lusk
                                                     Ann Manley
                                                     Karl Mocharko
                                                     Joseph Mycka
                                                     Nick Navari
                                                     Gene Neavin
                                                     Liam O'Connell
                                                     Nichlas S. Tripodes

Secretary:                                           G. Andrew Bonnewell

Treasurer:                                           Thomas R. Donahue

Assistant Treasurer:                                 Denis McAuley, III

             The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
             Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this
             Registration Statement.

Item 27.     Principal Underwriters:

             (a)    Federated Securities Corp. the Distributor for shares
                    of  the Registrant, acts as principal underwriter for
                    the   following    open-end   investment   companies,
                    including the Registrant:
                    Cash  Trust  Series,  Inc.;  Cash  Trust  Series  II;
                    Federated Adjustable Rate  Securities Fund; Federated
                    American Leaders Fund, Inc.;  Federated  Core  Trust;
                    Federated  Core  Trust  II,  L.P.;  Federated  Equity
                    Funds;  Federated Equity Income Fund, Inc.; Federated
                    Fixed Income  Securities, Inc.; Federated GNMA Trust;
                    Federated   Government   Income   Securities,   Inc.;
                    Federated High Income Bond Fund, Inc.; Federated High
                    Yield  Trust;   Federated  Income  Securities  Trust;
                    Federated  Income   Trust;   Federated  Index  Trust;
                    Federated  Institutional Trust;  Federated  Insurance
                    Series; Federated  Intermediate Government Fund, Inc.
                    Federated  International   Series,   Inc.;  Federated
                    Investment  Series  Funds,  Inc.;  Federated  Managed
                    Allocation Portfolios; Federated Managed Pool Series;
                    Federated MDT Series; Federated Municipal  Securities
                    Fund,  Inc.;  Federated  Municipal  Securities Income
                    Trust;   Federated   Short-Term   Municipal    Trust;
                    Federated  Stock and Bond Fund, Inc.; Federated Stock
                    Trust; Federated  Total  Return Government Bond Fund;
                    Federated Total Return Series,  Inc.;  Federated U.S.
                    Government   Bond  Fund;  Federated  U.S.  Government
                    Securities Fund: 1-3 Years; Federated U.S. Government
                    Securities   Fund:   2-5   Years;   Federated   World
                    Investment  Series,   Inc.;   Intermediate  Municipal
                    Trust;  Edward  Jones  Money Market  Fund  and  Money
                    Market Obligations Trust.
         (b)
          (1)                          (2)                           (3)
Positions and Offices                                      Positions and Offices
  With Distributor                     Name                    With Registrant
_____________________           _________________          _____________________
Chairman:                       Richard B. Fisher          Vice President

Executive Vice
Vice President, Assistant
Secretary and Director:         Thomas R. Donahue

President and Director:         Thomas E. Territ

Vice President and Director:    Peter J. Germain

Treasurer and Director:         Denis McAuley III

Senior Vice Presidents:         Michael Bappert
                                Michael Benacci
                                Richard W. Boyd
                                Charles L. Davis, Jr.
                                Laura M. Deger
                                Peter W. Eisenbrandt
                                Theodore Fadool, Jr.
                                James S. Hamilton
                                James M. Heaton
                                Harry J. Kennedy
                                Michael W. Koenig
                                Anne H. Kruczek
                                Amy Michaliszyn
                                Richard C. Mihm
                                Keith Nixon
                                Rich Paulson
                                Solon A. Person, IV
                                Chris Prado
                                Brian S. Ronayne
                                Colin B. Starks
                                Robert F. Tousignant
                                William C. Tustin
                                Paul Uhlman

Vice Presidents:                Irving Anderson
                                Dan Berry
                                John B. Bohnet
                                Edward R. Bozek
                                Jane E. Broeren-Lambesis
                                Daniel Brown
                                Bryan Burke
                                Mark Carroll
                                Dan Casey
                                Scott Charlton
                                Steven R. Cohen
                                James Conely
                                Kevin J. Crenny
                                G. Michael Cullen
                                Beth C. Dell
                                Ron Dorman
                                Donald C. Edwards
                                Lee England
                                Timothy Franklin
                                Peter Germain
                                Jamie Getz
                                Scott Gundersen
                                Peter Gustini
                                Dayna C. Haferkamp
                                Raymond J. Hanley
                                Vincent L. Harper, Jr.
                                Bruce E. Hastings
                                Jeffrey S. Jones
                                Ed Koontz
                                Christopher A. Layton
                                Michael H. Liss
                                Michael R. Manning
                                Michael Marcin
                                Martin J. McCaffrey
                                Mary A. McCaffrey
                                Vincent T. Morrow
                                Doris T. Muller
                                Alec H. Neilly
                                Rebecca Nelson
                                John A. O'Neill
                                James E. Ostrowski
                                Stephen Otto
                                Brian Paluso
                                Mark Patsy
                                Robert F. Phillips
                                Josh Rasmussen
                                Richard A. Recker
                                Ronald Reich
                                Christopher Renwick
                                Diane M. Robinson
                                Timothy A. Rosewicz
                                Thomas S. Schinabeck
                                Edward J. Segura
                                Peter Siconolfi
                                Edward L. Smith
                                John A. Staley
                                Jack L. Streich
                                Mark Strubel
                                Michael Vahl
                                David Wasik
                                G. Walter Whalen
                                Stephen White
                                Jeff Wick
                                Lewis Williams
                                Edward J. Wojnarowski
                                Michael P. Wolff
                                Erik Zettlemayer
                                Paul Zuber

Assistant Vice Presidents:      Robert W. Bauman
                                William Rose

Secretary:                      C. Todd Gibson
Assistant Treasurer:            Lori A. Hensler
                                Richard A. Novak

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

       (c)   Not applicable

Item 28.     Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                             Reed Smith LLP
                                       Investment Management Group (IMG)
                                       Federated Investors Tower
                                       12th Floor
                                       1001 Liberty Avenue
                                       Pittsburgh, PA 15222-3779
                                       (Notices should be sent to the
                                       Agent for service at the above
                                       address)

                                       Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, PA 15237-7000

State Street Bank and Trust
Company                                P.O. Box 8600
("Custodian, Transfer Agent            Boston, MA 02266-8600
and Dividend Disbursing Agent")

Federated Services Company             Federated Investors Tower
("Administrator")                      1001 Liberty Avenue
                                       Pittsburgh, PA  15222-3779

Federated Investment                   Federated Investors Tower
Management Company                     1001 Liberty Avenue
("Adviser")                            Pittsburgh, PA  15222-3779

Item 29.     Management Services:  Not applicable.

Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to removal of
             Trustees and the calling of special shareholder meetings by shareholders.

                               SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED U.S.
GOVERNMENT SECURITIES FUND:1-3 YEARS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration
Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of
Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of April
2007.

          FEDERATED U.S. GOVERNMENT SECURITIES FUND: 1-3 YEARS
l
                          BY: /s/ Travis E. Williams
                          Travis E. Williams, Assistant Secretary

       Pursuant to the requirements of the Securities Act of 1933, this
Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                            TITLE               DATE

By:    /s/ Travis E. Williams    Attorney In Fact     April 27, 2007
       Travis E. Williams        For the Persons
       ASSISTANT SECRETARY       Listed Below

       NAME                                      TITLE

J. Christopher Donahue*                President and Trustee
                                       (Principal Executive Officer)

Robert J. Ostrowski*                   Chief Investment Officer

Richard A. Novak*                      Treasurer
                                       (Principal Financial Officer)

John F. Donahue*                       Trustee

Thomas G. Bigley*                      Trustee

John T. Conroy, Jr.*                   Trustee

Nicholas P. Constantakis*              Trustee

John F. Cunningham*                    Trustee

Lawrence D. Ellis, M.D.*               Trustee

Peter E. Madden*                       Trustee

Charles F. Mansfield, Jr.*             Trustee

John E. Murray, Jr., J.D., S.J.D.*     Trustee

Thomas O'Neill*                        Trustee

Marjorie P. Smuts*                     Trustee

John S. Walsh*                         Trustee

James F. Will*                         Trustee

* By Power of Attorney